Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FINANCIAL INVESTORS TRUST
Entity Central Index Key	0000915802
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares
Class Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares
Trading Symbol	JCRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRAX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/jcrix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$135	1.23%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | CoreCommodity Management Complete Commodities® Strategy Fund Investor Class shares, net of fees, returned 19.24% at net asset value (NAV) for the 12 months ending October 31, 2025. The Fund outperformed the Bloomberg Commodity Total Return Index (the "BCOM") by 5.09% over the period.

Top Contributors to relative performance:

  An allocation to energy, agriculture, industrial metals and precious metals equities was beneficial

  Deferred positioning in natural gas was beneficial

  The inclusion of cocoa in the portfolio was beneficial

Detractors from relative performance:

  The inclusion of livestock equities detracted

  An underweight to gold detracted

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Investor - NAV	19.24%	14.41%	5.89%
Morningstar Global Markets Index#	21.89%	14.15%	10.98%
Bloomberg Commodity Total Return Index	14.15%	11.86%	4.31%
FTSE / CoreCommodity CRB TR Index	12.81%	19.64%	6.75%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 995,144,108
Holdings Count | shares	74
Advisory Fees Paid, Amount	$ 7,077,452
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$995,144,108
Number of Portfolio Holdings	74
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,077,452

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.
Holdings are subject to change.
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A
Shareholder Report [Line Items]
Fund Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A
Class Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A
Trading Symbol	JCCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCCSX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/jcrix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$127	1.16%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | CoreCommodity Management Complete Commodities® Strategy Fund Class A shares, net of fees, returned 19.30% at net asset value (NAV) for the 12 months ending October 31, 2025. The Fund outperformed the Bloomberg Commodity Total Return Index (the "BCOM") by 5.15% over the period.

Top Contributors to relative performance:

  An allocation to energy, agriculture, industrial metals and precious metals equities was beneficial

  Deferred positioning in natural gas was beneficial

  The inclusion of cocoa in the portfolio was beneficial

Detractors from relative performance:

  The inclusion of livestock equities detracted

  An underweight to gold detracted

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - A - NAV**	19.30%	14.46%	5.94%
ALPS | CoreCommodity Fund - A - Maximum deferred sales charge*^	12.68%	13.19%	5.33%
Morningstar Global Markets Index#	21.89%	14.15%	10.98%
Bloomberg Commodity Total Return Index	14.15%	11.86%	4.31%
FTSE / CoreCommodity CRB TR Index	12.81%	19.64%	6.75%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 995,144,108
Holdings Count | shares	74
Advisory Fees Paid, Amount	$ 7,077,452
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$995,144,108
Number of Portfolio Holdings	74
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,077,452

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.
Holdings are subject to change.
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/jcrix or upon request at 866-759-5679.

Fee Change: The maximum sales charge (load) imposed on purchases was reduced from 5.50% to 3.25%.

Material Fund Change Expenses [Text Block]	Fee Change: The maximum sales charge (load) imposed on purchases was reduced from 5.50% to 3.25%.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/jcrix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/jcrix
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C
Shareholder Report [Line Items]
Fund Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C
Class Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C
Trading Symbol	JCRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRCX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/jcrix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$208	1.90%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | CoreCommodity Management Complete Commodities® Strategy Fund Class C shares, net of fees, returned 18.43% at net asset value (NAV) for the 12 months ending October 31, 2025. The Fund outperformed the Bloomberg Commodity Total Return Index (the "BCOM") by 4.28% over the period.

Top Contributors to relative performance:

  An allocation to energy, agriculture, industrial metals and precious metals equities was beneficial

  Deferred positioning in natural gas was beneficial

  The inclusion of cocoa in the portfolio was beneficial

Detractors from relative performance:

  The inclusion of livestock equities detracted

  An underweight to gold detracted

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - C - NAV	18.43%	13.65%	5.20%
ALPS | CoreCommodity Fund - C - Maximum deferred sales charge^^	17.43%	13.65%	5.20%
Morningstar Global Markets Index#	21.89%	14.15%	10.98%
Bloomberg Commodity Total Return Index	14.15%	11.86%	4.31%
FTSE / CoreCommodity CRB TR Index	12.81%	19.64%	6.75%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 995,144,108
Holdings Count | shares	74
Advisory Fees Paid, Amount	$ 7,077,452
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$995,144,108
Number of Portfolio Holdings	74
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,077,452

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.
Holdings are subject to change.
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I
Shareholder Report [Line Items]
Fund Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I
Class Name	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I
Trading Symbol	JCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRIX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/jcrix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | CoreCommodity Management Complete Commodities® Strategy Fund Class I shares, net of fees, returned 19.41% at net asset value (NAV) for the 12 months ending October 31, 2025. The Fund outperformed the Bloomberg Commodity Total Return Index (the "BCOM") by 5.26% over the period.

Top Contributors to relative performance:

  An allocation to energy, agriculture, industrial metals and precious metals equities was beneficial

  Deferred positioning in natural gas was beneficial

  The inclusion of cocoa in the portfolio was beneficial

Detractors from relative performance:

  The inclusion of livestock equities detracted

  An underweight to gold detracted

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Class I - NAV	19.41%	14.66%	6.13%
Morningstar Global Markets Index#	21.89%	14.15%	10.98%
Bloomberg Commodity Total Return Index	14.15%	11.86%	4.31%
FTSE / CoreCommodity CRB TR Index	12.81%	19.64%	6.75%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 995,144,108
Holdings Count | shares	74
Advisory Fees Paid, Amount	$ 7,077,452
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$995,144,108
Number of Portfolio Holdings	74
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,077,452

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.
Holdings are subject to change.
Kotak India Equity Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Kotak India Equity Fund - Investor Shares
Class Name	Kotak India Equity Fund - Investor Shares
Trading Symbol	INDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INDAX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/indix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$122	1.22%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the Kotak India Equity Fund Investor Class shares delivered no incremental gains or loss. The Fund outperformed the MSCI India Index (Net Total Return), which was down 1.18%.

  Emerging markets maintained stronger momentum, and inflation continued to decline globally, including in India. Indian markets however underperformed global and emerging markets over the fiscal year as there were some worries on macro issues, tight monetary policy and weaker than trend earnings. In addition, there were significant issues that have persisted with respect to the U.S. - India tariffs. All these issues impacted the Fund's performance during the year.

  Top 5 additions in terms of size in the Fund: Bajaj Finance, Mahindra & Mahindra, Max Financial Services, Shriram Finance and Poonawalla Fincorp

  Top 5 exits in terms of size in the Fund: IndusInd Bank, Nestle India, Larsen & Toubro, Carborundum Universal and Sobha

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in the Consumer Discretionary and Health Care sectors

Top detractors from relative performance

  Underweight in the Materials and Financials sectors

There were notable reductions in the Fund's Consumer Staples, Utilities and Energy and an increase in Consumer Services, Industrials and Healthcare holdings during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - Investor - NAV	0.00%	11.36%	8.45%
MSCI India Index (Net Total Return)#	-1.18%	13.82%	9.39%
Morningstar India Index	-0.92%	15.81%	10.77%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 394,943,583
Holdings Count | shares	40
Advisory Fees Paid, Amount	$ 2,046,692
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$394,943,583
Number of Portfolio Holdings	40
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,046,692

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	7.73%
Reliance Industries, Ltd.	7.06%
HDFC Bank, Ltd.	6.85%
Bharti Airtel, Ltd.	4.87%
Cognizant Technology Solutions Corp.	3.99%
Eternal, Ltd.	3.95%
Bajaj Finance, Ltd.	3.85%
InterGlobe Aviation, Ltd.	3.53%
Max Healthcare Institute, Ltd.	3.48%
Tech Mahindra, Ltd.	3.32%
Total % of Top 10 Holdings	48.63%
Sector Allocation**

Financials	28.49%
Consumer Discretionary	17.37%
Industrials	11.96%
Information Technology	9.45%
Communication Services	8.18%
Health Care	8.07%
Energy	7.06%
Materials	5.58%
Consumer Staples	2.48%
Real Estate	1.97%
Cash, Cash Equivalents, & Other Net Assets	-0.61%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

ICICI Bank, Ltd.	7.73%
Reliance Industries, Ltd.	7.06%
HDFC Bank, Ltd.	6.85%
Bharti Airtel, Ltd.	4.87%
Cognizant Technology Solutions Corp.	3.99%
Eternal, Ltd.	3.95%
Bajaj Finance, Ltd.	3.85%
InterGlobe Aviation, Ltd.	3.53%
Max Healthcare Institute, Ltd.	3.48%
Tech Mahindra, Ltd.	3.32%
Total % of Top 10 Holdings	48.63%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/indix or upon request at 866-759-5679.

Change to Fund Name: ALPS | Kotak India ESG Fund changed its name to Kotak India Equity Fund.

Change to Investment Strategies: The Fund's principal investment strategies were revised to reflect the removal of certain ESG-related disclosures.

Material Fund Change Name [Text Block]	Change to Fund Name: ALPS | Kotak India ESG Fund changed its name to Kotak India Equity Fund.
Material Fund Change Strategies [Text Block]	Change to Investment Strategies: The Fund's principal investment strategies were revised to reflect the removal of certain ESG-related disclosures.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/indix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/indix
Kotak India Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Kotak India Equity Fund - Class A
Class Name	Kotak India Equity Fund - Class A
Trading Symbol	INAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INAAX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/indix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$119	1.19%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the Kotak India Equity Fund Class A shares returned 0.05%. The Fund outperformed the MSCI India Index (Net Total Return), which was down 1.18%.

  Emerging markets maintained stronger momentum, and inflation continued to decline globally, including in India. Indian markets however underperformed global and emerging markets over the fiscal year as there were some worries on macro issues, tight monetary policy and weaker than trend earnings. In addition, there were significant issues that have persisted with respect to the U.S. - India tariffs. All these issues impacted the Fund's performance during the year.

  Top 5 additions in terms of size in the Fund: Bajaj Finance, Mahindra & Mahindra, Max Financial Services, Shriram Finance and Poonawalla Fincorp

  Top 5 exits in terms of size in the Fund: IndusInd Bank, Nestle India, Larsen & Toubro, Carborundum Universal and Sobha

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in the Consumer Discretionary and Health Care sectors

Top detractors from relative performance

  Underweight in the Materials and Financials sectors

There were notable reductions in the Fund's Consumer Staples, Utilities and Energy and an increase in Consumer Services, Industrials and Healthcare holdings during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - A - NAV**	0.05%	11.46%	8.44%
Kotak India Equity Fund - A - Maximum deferred sales charge*^	-5.43%	10.22%	7.83%
MSCI India Index (Net Total Return)#	-1.18%	13.82%	9.39%
Morningstar India Index	-0.92%	15.81%	10.77%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 394,943,583
Holdings Count | shares	40
Advisory Fees Paid, Amount	$ 2,046,692
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$394,943,583
Number of Portfolio Holdings	40
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,046,692

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	7.73%
Reliance Industries, Ltd.	7.06%
HDFC Bank, Ltd.	6.85%
Bharti Airtel, Ltd.	4.87%
Cognizant Technology Solutions Corp.	3.99%
Eternal, Ltd.	3.95%
Bajaj Finance, Ltd.	3.85%
InterGlobe Aviation, Ltd.	3.53%
Max Healthcare Institute, Ltd.	3.48%
Tech Mahindra, Ltd.	3.32%
Total % of Top 10 Holdings	48.63%
Sector Allocation**

Financials	28.49%
Consumer Discretionary	17.37%
Industrials	11.96%
Information Technology	9.45%
Communication Services	8.18%
Health Care	8.07%
Energy	7.06%
Materials	5.58%
Consumer Staples	2.48%
Real Estate	1.97%
Cash, Cash Equivalents, & Other Net Assets	-0.61%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

ICICI Bank, Ltd.	7.73%
Reliance Industries, Ltd.	7.06%
HDFC Bank, Ltd.	6.85%
Bharti Airtel, Ltd.	4.87%
Cognizant Technology Solutions Corp.	3.99%
Eternal, Ltd.	3.95%
Bajaj Finance, Ltd.	3.85%
InterGlobe Aviation, Ltd.	3.53%
Max Healthcare Institute, Ltd.	3.48%
Tech Mahindra, Ltd.	3.32%
Total % of Top 10 Holdings	48.63%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/indix or upon request at 866-759-5679.

Change to Fund Name: ALPS | Kotak India ESG Fund changed its name to Kotak India Equity Fund.

Change to Investment Strategies: The Fund's principal investment strategies were revised to reflect the removal of certain ESG-related disclosures.

Fee Changes: The maximum sales charge (load) imposed on purchases was reduced from 5.50% to 3.25%.

Material Fund Change Name [Text Block]	Change to Fund Name: ALPS | Kotak India ESG Fund changed its name to Kotak India Equity Fund.
Material Fund Change Expenses [Text Block]	Fee Changes: The maximum sales charge (load) imposed on purchases was reduced from 5.50% to 3.25%.
Material Fund Change Strategies [Text Block]	Change to Investment Strategies: The Fund's principal investment strategies were revised to reflect the removal of certain ESG-related disclosures.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/indix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Email Address	https://www.alpsfunds.com/mutual-funds/indix
Kotak India Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Kotak India Equity Fund - Class C
Class Name	Kotak India Equity Fund - Class C
Trading Symbol	INFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INFCX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/indix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$196	1.97%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the Kotak India Equity Fund Class C shares decreased by 0.73%. The Fund outperformed the MSCI India Index (Net Total Return), which was down 1.18%.

  Emerging markets maintained stronger momentum, and inflation continued to decline globally, including in India. Indian markets however underperformed global and emerging markets over the fiscal year as there were some worries on macro issues, tight monetary policy and weaker than trend earnings. In addition, there were significant issues that have persisted with respect to the U.S. - India tariffs. All these issues impacted the Fund's performance during the year.

  Top 5 additions in terms of size in the Fund: Bajaj Finance, Mahindra & Mahindra, Max Financial Services, Shriram Finance and Poonawalla Fincorp

  Top 5 exits in terms of size in the Fund: IndusInd Bank, Nestle India, Larsen & Toubro, Carborundum Universal and Sobha

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in the Consumer Discretionary and Health Care sectors

Top detractors from relative performance

  Underweight in the Materials and Financials sectors

There were notable reductions in the Fund's Consumer Staples, Utilities and Energy and an increase in Consumer Services, Industrials and Healthcare holdings during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - C - NAV	-0.73%	10.58%	7.63%
Kotak India Equity Fund - C - Maximum deferred sales charge##	-1.57%	10.58%	7.63%
MSCI India Index (Net Total Return)#	-1.18%	13.82%	9.39%
Morningstar India Index	-0.92%	15.81%	10.77%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 394,943,583
Holdings Count | shares	40
Advisory Fees Paid, Amount	$ 2,046,692
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$394,943,583
Number of Portfolio Holdings	40
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,046,692

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	7.73%
Reliance Industries, Ltd.	7.06%
HDFC Bank, Ltd.	6.85%
Bharti Airtel, Ltd.	4.87%
Cognizant Technology Solutions Corp.	3.99%
Eternal, Ltd.	3.95%
Bajaj Finance, Ltd.	3.85%
InterGlobe Aviation, Ltd.	3.53%
Max Healthcare Institute, Ltd.	3.48%
Tech Mahindra, Ltd.	3.32%
Total % of Top 10 Holdings	48.63%
Sector Allocation**

Financials	28.49%
Consumer Discretionary	17.37%
Industrials	11.96%
Information Technology	9.45%
Communication Services	8.18%
Health Care	8.07%
Energy	7.06%
Materials	5.58%
Consumer Staples	2.48%
Real Estate	1.97%
Cash, Cash Equivalents, & Other Net Assets	-0.61%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

ICICI Bank, Ltd.	7.73%
Reliance Industries, Ltd.	7.06%
HDFC Bank, Ltd.	6.85%
Bharti Airtel, Ltd.	4.87%
Cognizant Technology Solutions Corp.	3.99%
Eternal, Ltd.	3.95%
Bajaj Finance, Ltd.	3.85%
InterGlobe Aviation, Ltd.	3.53%
Max Healthcare Institute, Ltd.	3.48%
Tech Mahindra, Ltd.	3.32%
Total % of Top 10 Holdings	48.63%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/indix or upon request at 866-759-5679.

Change to Fund Name: ALPS | Kotak India ESG Fund changed its name to Kotak India Equity Fund.

Change to Investment Strategies: The Fund's principal investment strategies were revised to reflect the removal of certain ESG-related disclosures.

Material Fund Change Name [Text Block]	Change to Fund Name: ALPS | Kotak India ESG Fund changed its name to Kotak India Equity Fund.
Material Fund Change Strategies [Text Block]	Change to Investment Strategies: The Fund's principal investment strategies were revised to reflect the removal of certain ESG-related disclosures.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/indix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/indix
Kotak India Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Kotak India Equity Fund - Class I
Class Name	Kotak India Equity Fund - Class I
Trading Symbol	INDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INDIX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/indix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$93	0.93%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the Kotak India Equity Fund Class I shares returned 0.28%. The Fund outperformed the MSCI India Index (Net Total Return), which was down 1.18%.

  Emerging markets maintained stronger momentum, and inflation continued to decline globally, including in India. Indian markets however underperformed global and emerging markets over the fiscal year as there were some worries on macro issues, tight monetary policy and weaker than trend earnings. In addition, there were significant issues that have persisted with respect to the U.S. - India tariffs. All these issues impacted the Fund's performance during the year.

  Top 5 additions in terms of size in the Fund: Bajaj Finance, Mahindra & Mahindra, Max Financial Services, Shriram Finance and Poonawalla Fincorp

  Top 5 exits in terms of size in the Fund: IndusInd Bank, Nestle India, Larsen & Toubro, Carborundum Universal and Sobha

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in the Consumer Discretionary and Health Care sectors

Top detractors from relative performance

  Underweight in the Materials and Financials sectors

There were notable reductions in the Fund's Consumer Staples, Utilities and Energy and an increase in Consumer Services, Industrials and Healthcare holdings during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - I - NAV	0.28%	11.71%	8.72%
MSCI India Index (Net Total Return)#	-1.18%	13.82%	9.39%
Morningstar India Index	-0.92%	15.81%	10.77%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 394,943,583
Holdings Count | shares	40
Advisory Fees Paid, Amount	$ 2,046,692
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$394,943,583
Number of Portfolio Holdings	40
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,046,692

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	7.73%
Reliance Industries, Ltd.	7.06%
HDFC Bank, Ltd.	6.85%
Bharti Airtel, Ltd.	4.87%
Cognizant Technology Solutions Corp.	3.99%
Eternal, Ltd.	3.95%
Bajaj Finance, Ltd.	3.85%
InterGlobe Aviation, Ltd.	3.53%
Max Healthcare Institute, Ltd.	3.48%
Tech Mahindra, Ltd.	3.32%
Total % of Top 10 Holdings	48.63%
Sector Allocation**

Financials	28.49%
Consumer Discretionary	17.37%
Industrials	11.96%
Information Technology	9.45%
Communication Services	8.18%
Health Care	8.07%
Energy	7.06%
Materials	5.58%
Consumer Staples	2.48%
Real Estate	1.97%
Cash, Cash Equivalents, & Other Net Assets	-0.61%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

ICICI Bank, Ltd.	7.73%
Reliance Industries, Ltd.	7.06%
HDFC Bank, Ltd.	6.85%
Bharti Airtel, Ltd.	4.87%
Cognizant Technology Solutions Corp.	3.99%
Eternal, Ltd.	3.95%
Bajaj Finance, Ltd.	3.85%
InterGlobe Aviation, Ltd.	3.53%
Max Healthcare Institute, Ltd.	3.48%
Tech Mahindra, Ltd.	3.32%
Total % of Top 10 Holdings	48.63%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/indix or upon request at 866-759-5679.

Change to Fund Name: ALPS | Kotak India ESG Fund changed its name to Kotak India Equity Fund.

Change to Investment Strategies: The Fund's principal investment strategies were revised to reflect the removal of certain ESG-related disclosures.

Material Fund Change Name [Text Block]	Change to Fund Name: ALPS | Kotak India ESG Fund changed its name to Kotak India Equity Fund.
Material Fund Change Strategies [Text Block]	Change to Investment Strategies: The Fund's principal investment strategies were revised to reflect the removal of certain ESG-related disclosures.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/indix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/indix
Kotak India Equity Fund - Class II
Shareholder Report [Line Items]
Fund Name	Kotak India Equity Fund - Class II
Class Name	Kotak India Equity Fund - Class II
Trading Symbol	INDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INDSX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/indix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the Kotak India Equity Fund Class II shares returned 0.47%. The Fund outperformed the MSCI India Index (Net Total Return), which was down 1.18%.

  Emerging markets maintained stronger momentum, and inflation continued to decline globally, including in India. Indian markets however underperformed global and emerging markets over the fiscal year as there were some worries on macro issues, tight monetary policy and weaker than trend earnings. In addition, there were significant issues that have persisted with respect to the U.S. - India tariffs. All these issues impacted the Fund's performance during the year.

  Top 5 additions in terms of size in the Fund: Bajaj Finance, Mahindra & Mahindra, Max Financial Services, Shriram Finance and Poonawalla Fincorp

  Top 5 exits in terms of size in the Fund: IndusInd Bank, Nestle India, Larsen & Toubro, Carborundum Universal and Sobha

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in the Consumer Discretionary and Health Care sectors

Top detractors from relative performance

  Underweight in the Materials and Financials sectors

There were notable reductions in the Fund's Consumer Staples, Utilities and Energy and an increase in Consumer Services, Industrials and Healthcare holdings during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - II - NAV^^	0.47%	11.96%	8.87%
MSCI India Index (Net Total Return)#	-1.18%	13.82%	9.39%
Morningstar India Index	-0.92%	15.81%	10.77%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 394,943,583
Holdings Count | shares	40
Advisory Fees Paid, Amount	$ 2,046,692
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$394,943,583
Number of Portfolio Holdings	40
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,046,692

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	7.73%
Reliance Industries, Ltd.	7.06%
HDFC Bank, Ltd.	6.85%
Bharti Airtel, Ltd.	4.87%
Cognizant Technology Solutions Corp.	3.99%
Eternal, Ltd.	3.95%
Bajaj Finance, Ltd.	3.85%
InterGlobe Aviation, Ltd.	3.53%
Max Healthcare Institute, Ltd.	3.48%
Tech Mahindra, Ltd.	3.32%
Total % of Top 10 Holdings	48.63%
Sector Allocation**

Financials	28.49%
Consumer Discretionary	17.37%
Industrials	11.96%
Information Technology	9.45%
Communication Services	8.18%
Health Care	8.07%
Energy	7.06%
Materials	5.58%
Consumer Staples	2.48%
Real Estate	1.97%
Cash, Cash Equivalents, & Other Net Assets	-0.61%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

ICICI Bank, Ltd.	7.73%
Reliance Industries, Ltd.	7.06%
HDFC Bank, Ltd.	6.85%
Bharti Airtel, Ltd.	4.87%
Cognizant Technology Solutions Corp.	3.99%
Eternal, Ltd.	3.95%
Bajaj Finance, Ltd.	3.85%
InterGlobe Aviation, Ltd.	3.53%
Max Healthcare Institute, Ltd.	3.48%
Tech Mahindra, Ltd.	3.32%
Total % of Top 10 Holdings	48.63%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/indix or upon request at 866-759-5679.

Change to Fund Name: ALPS | Kotak India ESG Fund changed its name to Kotak India Equity Fund.

Change to Investment Strategies: The Fund's principal investment strategies were revised to reflect the removal of certain ESG-related disclosures.

Material Fund Change Name [Text Block]	Change to Fund Name: ALPS | Kotak India ESG Fund changed its name to Kotak India Equity Fund.
Material Fund Change Strategies [Text Block]	Change to Investment Strategies: The Fund's principal investment strategies were revised to reflect the removal of certain ESG-related disclosures.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/indix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/indix
ALPS Global Opportunity Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Fund - Investor Shares
Class Name	ALPS Global Opportunity Fund - Investor Shares
Trading Symbol	LPEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPEFX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/lpeix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$152	1.51%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the ALPS Global Opportunity Fund Investor Class shares returned 1.24%. The Fund underperformed the Morningstar Developed Markets Index-net of fees, which was up 21.51%.

Top contributors to performance included:

  Petershill Partners PLC after its announced delisting by Goldman Sachs.

  3i Group PLC from success of its investment in discount retailer, Action Holding BV.

  Under exposure to the healthcare sector.

Top detractors from performance included:

  Lack of exposure to large technology companies with Artificial Intelligence (AI) exposure.

  Following a surge in 2024 from their inclusion in various indexes, alternative asset managers such as Blackstone, KKR, and Apollo declined during the period.

  The alleged fraud by the CEO of Lugano, one of Compass Diversified Holdings' underlying investments.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Investor - NAV	1.24%	10.03%	8.81%
Morningstar Developed Markets Index#	21.51%	14.98%	11.39%
Red Rocks Global Listed Private Equity Index	5.73%	12.14%	9.42%
Morningstar Global Markets Mid Cap Index^^	14.54%	11.20%	9.14%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 53,059,184
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 490,237
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$53,059,184
Number of Portfolio Holdings	49
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$490,237

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

3i Group PLC	5.83%
KKR & Co., Inc.	4.34%
Partners Group Holding AG	4.33%
Ares Management LP	4.29%
HgCapital Trust PLC	4.27%
Berkshire Hathaway, Inc.	3.80%
Blackstone, Inc.	3.70%
Brederode SA	3.50%
Apollo Global Management, Inc.	3.50%
ICG PLC	3.01%
Total % of Top 10 Holdings	40.57%
Sector Allocation**

Financials	72.47%
Technology	10.01%
Industrials	7.83%
Communications	4.52%
Consumer Discretionary	1.91%
Consumer Staples	1.52%
Cash, Cash Equivalents, & Other Net Assets	1.74%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

3i Group PLC	5.83%
KKR & Co., Inc.	4.34%
Partners Group Holding AG	4.33%
Ares Management LP	4.29%
HgCapital Trust PLC	4.27%
Berkshire Hathaway, Inc.	3.80%
Blackstone, Inc.	3.70%
Brederode SA	3.50%
Apollo Global Management, Inc.	3.50%
ICG PLC	3.01%
Total % of Top 10 Holdings	40.57%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/lpeix or upon request at 866-759-5679.

Change to Fund Principal Investment Strategies: The Fund's policy that, to achieve its investment objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies ("Listed Private Equity Companies") and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies is replaced with the following policy:

To achieve its objective, the Fund will invest in (i) equity securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes. The Fund's strategy of investing in equity securities will be pursued by investing in common stocks, preferred shares, and investment trusts.

Material Fund Change Strategies [Text Block]

Change to Fund Principal Investment Strategies: The Fund's policy that, to achieve its investment objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies ("Listed Private Equity Companies") and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies is replaced with the following policy:

To achieve its objective, the Fund will invest in (i) equity securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes. The Fund's strategy of investing in equity securities will be pursued by investing in common stocks, preferred shares, and investment trusts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/lpeix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/lpeix
ALPS Global Opportunity Fund - Class A
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Fund - Class A
Class Name	ALPS Global Opportunity Fund - Class A
Trading Symbol	LPFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPFAX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/lpeix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$150	1.49%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the ALPS Global Opportunity Fund Class A shares returned 1.24%. The Fund underperformed the Morningstar Developed Markets Index-net of fees, which was up 21.51%.

Top contributors to performance included:

  Petershill Partners PLC after its announced delisting by Goldman Sachs.

  3i Group PLC from success of its investment in discount retailer, Action Holding BV.

  Under exposure to the healthcare sector.

Top detractors from performance included:

  Lack of exposure to large technology companies with Artificial Intelligence (AI) exposure.

  Following a surge in 2024 from their inclusion in various indexes, alternative asset managers such as Blackstone, KKR, and Apollo declined during the period.

  The alleged fraud by the CEO of Lugano, one of Compass Diversified Holdings' underlying investments.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - A - NAV**	1.24%	9.99%	8.80%
ALPS Global Opportunity Fund - A - Maximum deferred sales charge*^	-4.29%	8.73%	8.20%
Morningstar Developed Markets Index#	21.51%	14.98%	11.39%
Red Rocks Global Listed Private Equity Index	5.73%	12.14%	9.42%
Morningstar Global Markets Mid Cap Index^^	14.54%	11.20%	9.14%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 53,059,184
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 490,237
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$53,059,184
Number of Portfolio Holdings	49
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$490,237

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

3i Group PLC	5.83%
KKR & Co., Inc.	4.34%
Partners Group Holding AG	4.33%
Ares Management LP	4.29%
HgCapital Trust PLC	4.27%
Berkshire Hathaway, Inc.	3.80%
Blackstone, Inc.	3.70%
Brederode SA	3.50%
Apollo Global Management, Inc.	3.50%
ICG PLC	3.01%
Total % of Top 10 Holdings	40.57%
Sector Allocation**

Financials	72.47%
Technology	10.01%
Industrials	7.83%
Communications	4.52%
Consumer Discretionary	1.91%
Consumer Staples	1.52%
Cash, Cash Equivalents, & Other Net Assets	1.74%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

3i Group PLC	5.83%
KKR & Co., Inc.	4.34%
Partners Group Holding AG	4.33%
Ares Management LP	4.29%
HgCapital Trust PLC	4.27%
Berkshire Hathaway, Inc.	3.80%
Blackstone, Inc.	3.70%
Brederode SA	3.50%
Apollo Global Management, Inc.	3.50%
ICG PLC	3.01%
Total % of Top 10 Holdings	40.57%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/lpeix or upon request at 866-759-5679.

Change to Fund Principal Investment Strategies: The Fund's policy that, to achieve its investment objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies ("Listed Private Equity Companies") and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies is replaced with the following policy:

To achieve its objective, the Fund will invest in (i) equity securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes. The Fund's strategy of investing in equity securities will be pursued by investing in common stocks, preferred shares, and investment trusts.

Fee Change: The maximum sales charge (load) imposed on purchases was reduced from 5.50% to 3.25%.

Material Fund Change Expenses [Text Block]	Fee Change: The maximum sales charge (load) imposed on purchases was reduced from 5.50% to 3.25%.
Material Fund Change Strategies [Text Block]

Change to Fund Principal Investment Strategies: The Fund's policy that, to achieve its investment objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies ("Listed Private Equity Companies") and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies is replaced with the following policy:

To achieve its objective, the Fund will invest in (i) equity securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes. The Fund's strategy of investing in equity securities will be pursued by investing in common stocks, preferred shares, and investment trusts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/lpeix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/lpeix
ALPS Global Opportunity Fund - Class C
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Fund - Class C
Class Name	ALPS Global Opportunity Fund - Class C
Trading Symbol	LPFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPFCX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/lpeix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$225	2.25%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the ALPS Global Opportunity Fund Class C shares returned 0.41%. The Fund underperformed the Morningstar Developed Markets Index-net of fees, which was up 21.51%.

Top contributors to performance included:

  Petershill Partners PLC after its announced delisting by Goldman Sachs.

  3i Group PLC from success of its investment in discount retailer, Action Holding BV.

  Under exposure to the healthcare sector.

Top detractors from performance included:

  Lack of exposure to large technology companies with Artificial Intelligence (AI) exposure.

  Following a surge in 2024 from their inclusion in various indexes, alternative asset managers such as Blackstone, KKR, and Apollo declined during the period.

  The alleged fraud by the CEO of Lugano, one of Compass Diversified Holdings' underlying investments.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - C - NAV	0.41%	9.23%	8.01%
ALPS Global Opportunity Fund - C - Maximum deferred sales charge***	-0.44%	9.23%	8.01%
Morningstar Developed Markets Index#	21.51%	14.98%	11.39%
Red Rocks Global Listed Private Equity Index	5.73%	12.14%	9.42%
Morningstar Global Markets Mid Cap Index^^	14.54%	11.20%	9.14%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 53,059,184
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 490,237
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$53,059,184
Number of Portfolio Holdings	49
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$490,237

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

3i Group PLC	5.83%
KKR & Co., Inc.	4.34%
Partners Group Holding AG	4.33%
Ares Management LP	4.29%
HgCapital Trust PLC	4.27%
Berkshire Hathaway, Inc.	3.80%
Blackstone, Inc.	3.70%
Brederode SA	3.50%
Apollo Global Management, Inc.	3.50%
ICG PLC	3.01%
Total % of Top 10 Holdings	40.57%
Sector Allocation**

Financials	72.47%
Technology	10.01%
Industrials	7.83%
Communications	4.52%
Consumer Discretionary	1.91%
Consumer Staples	1.52%
Cash, Cash Equivalents, & Other Net Assets	1.74%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

3i Group PLC	5.83%
KKR & Co., Inc.	4.34%
Partners Group Holding AG	4.33%
Ares Management LP	4.29%
HgCapital Trust PLC	4.27%
Berkshire Hathaway, Inc.	3.80%
Blackstone, Inc.	3.70%
Brederode SA	3.50%
Apollo Global Management, Inc.	3.50%
ICG PLC	3.01%
Total % of Top 10 Holdings	40.57%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/lpeix or upon request at 866-759-5679.

Change to Fund Principal Investment Strategies: The Fund's policy that, to achieve its investment objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies ("Listed Private Equity Companies") and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies is replaced with the following policy:

To achieve its objective, the Fund will invest in (i) equity securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes. The Fund's strategy of investing in equity securities will be pursued by investing in common stocks, preferred shares, and investment trusts.

Material Fund Change Strategies [Text Block]

Change to Fund Principal Investment Strategies: The Fund's policy that, to achieve its investment objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies ("Listed Private Equity Companies") and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies is replaced with the following policy:

To achieve its objective, the Fund will invest in (i) equity securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes. The Fund's strategy of investing in equity securities will be pursued by investing in common stocks, preferred shares, and investment trusts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/lpeix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/lpeix
ALPS Global Opportunity Fund - Class I
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Fund - Class I
Class Name	ALPS Global Opportunity Fund - Class I
Trading Symbol	LPEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPEIX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/lpeix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$126	1.25%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the ALPS Global Opportunity Fund Class I shares returned 1.39%. The Fund underperformed the Morningstar Developed Markets Index-net of fees, which was up 21.51%.

Top contributors to performance included:

  Petershill Partners PLC after its announced delisting by Goldman Sachs.

  3i Group PLC from success of its investment in discount retailer, Action Holding BV.

  Under exposure to the healthcare sector.

Top detractors from performance included:

  Lack of exposure to large technology companies with Artificial Intelligence (AI) exposure.

  Following a surge in 2024 from their inclusion in various indexes, alternative asset managers such as Blackstone, KKR, and Apollo declined during the period.

  The alleged fraud by the CEO of Lugano, one of Compass Diversified Holdings' underlying investments.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Institutional - NAV	1.39%	10.30%	9.09%
Morningstar Developed Markets Index#	21.51%	14.98%	11.39%
Red Rocks Global Listed Private Equity Index	5.73%	12.14%	9.42%
Morningstar Global Markets Mid Cap Index^^	14.54%	11.20%	9.14%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 53,059,184
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 490,237
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$53,059,184
Number of Portfolio Holdings	49
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$490,237

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

3i Group PLC	5.83%
KKR & Co., Inc.	4.34%
Partners Group Holding AG	4.33%
Ares Management LP	4.29%
HgCapital Trust PLC	4.27%
Berkshire Hathaway, Inc.	3.80%
Blackstone, Inc.	3.70%
Brederode SA	3.50%
Apollo Global Management, Inc.	3.50%
ICG PLC	3.01%
Total % of Top 10 Holdings	40.57%
Sector Allocation**

Financials	72.47%
Technology	10.01%
Industrials	7.83%
Communications	4.52%
Consumer Discretionary	1.91%
Consumer Staples	1.52%
Cash, Cash Equivalents, & Other Net Assets	1.74%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

3i Group PLC	5.83%
KKR & Co., Inc.	4.34%
Partners Group Holding AG	4.33%
Ares Management LP	4.29%
HgCapital Trust PLC	4.27%
Berkshire Hathaway, Inc.	3.80%
Blackstone, Inc.	3.70%
Brederode SA	3.50%
Apollo Global Management, Inc.	3.50%
ICG PLC	3.01%
Total % of Top 10 Holdings	40.57%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/lpeix or upon request at 866-759-5679.

Change to Fund Principal Investment Strategies: The Fund's policy that, to achieve its investment objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies ("Listed Private Equity Companies") and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies is replaced with the following policy:

To achieve its objective, the Fund will invest in (i) equity securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes. The Fund's strategy of investing in equity securities will be pursued by investing in common stocks, preferred shares, and investment trusts.

Material Fund Change Strategies [Text Block]

Change to Fund Principal Investment Strategies: The Fund's policy that, to achieve its investment objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies ("Listed Private Equity Companies") and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies is replaced with the following policy:

To achieve its objective, the Fund will invest in (i) equity securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes. The Fund's strategy of investing in equity securities will be pursued by investing in common stocks, preferred shares, and investment trusts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/lpeix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/lpeix
ALPS Global Opportunity Fund - Class R
Shareholder Report [Line Items]
Fund Name	ALPS Global Opportunity Fund - Class R
Class Name	ALPS Global Opportunity Fund - Class R
Trading Symbol	LPERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPERX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/lpeix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R	$175	1.74%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the ALPS Global Opportunity Fund Class R shares returned 0.94%. The Fund underperformed the Morningstar Developed Markets Index-net of fees, which was up 21.51%.

Top contributors to performance included:

  Petershill Partners PLC after its announced delisting by Goldman Sachs.

  3i Group PLC from success of its investment in discount retailer, Action Holding BV.

  Under exposure to the healthcare sector.

Top detractors from performance included:

  Lack of exposure to large technology companies with Artificial Intelligence (AI) exposure.

  Following a surge in 2024 from their inclusion in various indexes, alternative asset managers such as Blackstone, KKR, and Apollo declined during the period.

  The alleged fraud by the CEO of Lugano, one of Compass Diversified Holdings' underlying investments.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Retirement - NAV	0.94%	9.79%	8.59%
Morningstar Developed Markets Index#	21.51%	14.98%	11.39%
Red Rocks Global Listed Private Equity Index	5.73%	12.14%	9.42%
Morningstar Global Markets Mid Cap Index^^	14.54%	11.20%	9.14%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 53,059,184
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 490,237
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$53,059,184
Number of Portfolio Holdings	49
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$490,237

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

3i Group PLC	5.83%
KKR & Co., Inc.	4.34%
Partners Group Holding AG	4.33%
Ares Management LP	4.29%
HgCapital Trust PLC	4.27%
Berkshire Hathaway, Inc.	3.80%
Blackstone, Inc.	3.70%
Brederode SA	3.50%
Apollo Global Management, Inc.	3.50%
ICG PLC	3.01%
Total % of Top 10 Holdings	40.57%
Sector Allocation**

Financials	72.47%
Technology	10.01%
Industrials	7.83%
Communications	4.52%
Consumer Discretionary	1.91%
Consumer Staples	1.52%
Cash, Cash Equivalents, & Other Net Assets	1.74%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

3i Group PLC	5.83%
KKR & Co., Inc.	4.34%
Partners Group Holding AG	4.33%
Ares Management LP	4.29%
HgCapital Trust PLC	4.27%
Berkshire Hathaway, Inc.	3.80%
Blackstone, Inc.	3.70%
Brederode SA	3.50%
Apollo Global Management, Inc.	3.50%
ICG PLC	3.01%
Total % of Top 10 Holdings	40.57%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/lpeix or upon request at 866-759-5679.

Change to Fund Principal Investment Strategies: The Fund's policy that, to achieve its investment objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies ("Listed Private Equity Companies") and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies is replaced with the following policy:

To achieve its objective, the Fund will invest in (i) equity securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes. The Fund's strategy of investing in equity securities will be pursued by investing in common stocks, preferred shares, and investment trusts.

Material Fund Change Strategies [Text Block]

Change to Fund Principal Investment Strategies: The Fund's policy that, to achieve its investment objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies ("Listed Private Equity Companies") and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies is replaced with the following policy:

To achieve its objective, the Fund will invest in (i) equity securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes. The Fund's strategy of investing in equity securities will be pursued by investing in common stocks, preferred shares, and investment trusts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/lpeix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/lpeix
ALPS Balanced Opportunity Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	ALPS Balanced Opportunity Fund - Investor Class
Class Name	ALPS Balanced Opportunity Fund - Investor Class
Trading Symbol	ALIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Balanced Opportunity Fund (the "Fund" or "ALIBX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/alpbx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

ALPS Balanced Opportunity Fund returned 12.95% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2025. For the 12 month period the Fund unperformed the blended benchmark of 55% Bloomberg 1000 Index and 45% Bloomberg US Aggregate Bond Index which returned 14.51%.

Top contributors to relative performance:

  Overweight to U.S. equities over the period

  Sector overweight to Utilities and Communication Services sectors

  Stock selection in Consumer Staples, REITs, Financials sectors

Top detractors from relative performance:

  Underweight to Technology stocks and particularly the "Magnificent Seven"

  Fixed Income duration and security selection

  Stock selection in Materials and Health Care sectors

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - Investor - NAV##	12.95%	9.71%	9.20%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	14.51%	9.13%	8.46%
Bloomberg U.S. Aggregate Bond Index#	6.16%	-0.24%	-0.36%
Bloomberg U.S. 1000 TR Index#	21.38%	16.95%	15.76%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 12,957,926
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ (64,279)
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,957,926
Number of Portfolio Holdings	57
Portfolio Turnover Rate	44%
Total Advisory Fees Paid*	($64,279)

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.
*	represents less than 0.005%.

Holdings are subject to change.

Top Ten Holdings**

ALPS | Smith Core Plus Bond ETF	31.60%
Alphabet, Inc.	3.75%
Amazon.com, Inc.	3.29%
Johnson & Johnson	3.02%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.77%
NVIDIA Corp.	2.76%
Microsoft Corp.	2.57%
Amphenol Corp.	2.29%
Meta Platforms, Inc.	2.21%
Caterpillar, Inc.	1.99%
Total % of Top 10 Holdings	56.25%

Largest Holdings [Text Block]
Top Ten Holdings**

ALPS | Smith Core Plus Bond ETF	31.60%
Alphabet, Inc.	3.75%
Amazon.com, Inc.	3.29%
Johnson & Johnson	3.02%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.77%
NVIDIA Corp.	2.76%
Microsoft Corp.	2.57%
Amphenol Corp.	2.29%
Meta Platforms, Inc.	2.21%
Caterpillar, Inc.	1.99%
Total % of Top 10 Holdings	56.25%

ALPS Balanced Opportunity Fund - Class A
Shareholder Report [Line Items]
Fund Name	ALPS Balanced Opportunity Fund - Class A
Class Name	ALPS Balanced Opportunity Fund - Class A
Trading Symbol	ALABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Balanced Opportunity Fund (the "Fund" or "ALABX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/alpbx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

ALPS Balanced Opportunity Fund returned 13.03% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2025. For the 12 month period the Fund unperformed the blended benchmark of 55% Bloomberg 1000 Index and 45% Bloomberg US Aggregate Bond Index which returned 14.51%.

Top contributors to relative performance:

  Overweight to U.S. equities over the period

  Sector overweight to Utilities and Communication Services sectors

  Stock selection in Consumer Staples, REITs, Financials sectors

Top detractors from relative performance:

  Underweight to Technology stocks and particularly the "Magnificent Seven"

  Fixed Income duration and security selection

  Stock selection in Materials and Health Care sectors

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - A - NAV##	13.03%	9.71%	9.22%
ALPS Balanced Opportunity Fund - A - Maximum deferred sales charge*^	9.39%	9.00%	8.51%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	14.51%	9.13%	8.46%
Bloomberg U.S. Aggregate Bond Index#	6.16%	-0.24%	-0.36%
Bloomberg U.S. 1000 TR Index#	21.38%	16.95%	15.76%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 12,957,926
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ (64,279)
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,957,926
Number of Portfolio Holdings	57
Portfolio Turnover Rate	44%
Total Advisory Fees Paid*	($64,279)

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.
*	represents less than 0.005%.

Holdings are subject to change.

Top Ten Holdings**

ALPS | Smith Core Plus Bond ETF	31.60%
Alphabet, Inc.	3.75%
Amazon.com, Inc.	3.29%
Johnson & Johnson	3.02%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.77%
NVIDIA Corp.	2.76%
Microsoft Corp.	2.57%
Amphenol Corp.	2.29%
Meta Platforms, Inc.	2.21%
Caterpillar, Inc.	1.99%
Total % of Top 10 Holdings	56.25%

Largest Holdings [Text Block]
Top Ten Holdings**

ALPS | Smith Core Plus Bond ETF	31.60%
Alphabet, Inc.	3.75%
Amazon.com, Inc.	3.29%
Johnson & Johnson	3.02%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.77%
NVIDIA Corp.	2.76%
Microsoft Corp.	2.57%
Amphenol Corp.	2.29%
Meta Platforms, Inc.	2.21%
Caterpillar, Inc.	1.99%
Total % of Top 10 Holdings	56.25%

ALPS Balanced Opportunity Fund - Class C
Shareholder Report [Line Items]
Fund Name	ALPS Balanced Opportunity Fund - Class C
Class Name	ALPS Balanced Opportunity Fund - Class C
Trading Symbol	ALCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Balanced Opportunity Fund (the "Fund" or "ALCBX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/alpbx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$134	1.26%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

ALPS Balanced Opportunity Fund returned 12.27% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2025. For the 12 month period the Fund unperformed the blended benchmark of 55% Bloomberg 1000 Index and 45% Bloomberg US Aggregate Bond Index which returned 14.51%.

Top contributors to relative performance:

  Overweight to U.S. equities over the period

  Sector overweight to Utilities and Communication Services sectors

  Stock selection in Consumer Staples, REITs, Financials sectors

Top detractors from relative performance:

  Underweight to Technology stocks and particularly the "Magnificent Seven"

  Fixed Income duration and security selection

  Stock selection in Materials and Health Care sectors

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - C - NAV##	12.27%	8.87%	8.37%
ALPS Balanced Opportunity Fund - C - Maximum deferred sales charge**	11.27%	8.87%	8.37%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	14.51%	9.13%	8.46%
Bloomberg U.S. Aggregate Bond Index#	6.16%	-0.24%	-0.36%
Bloomberg U.S. 1000 TR Index#	21.38%	16.95%	15.76%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 12,957,926
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ (64,279)
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,957,926
Number of Portfolio Holdings	57
Portfolio Turnover Rate	44%
Total Advisory Fees Paid*	($64,279)

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.
*	represents less than 0.005%.

Holdings are subject to change.

Top Ten Holdings**

ALPS | Smith Core Plus Bond ETF	31.60%
Alphabet, Inc.	3.75%
Amazon.com, Inc.	3.29%
Johnson & Johnson	3.02%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.77%
NVIDIA Corp.	2.76%
Microsoft Corp.	2.57%
Amphenol Corp.	2.29%
Meta Platforms, Inc.	2.21%
Caterpillar, Inc.	1.99%
Total % of Top 10 Holdings	56.25%

Largest Holdings [Text Block]
Top Ten Holdings**

ALPS | Smith Core Plus Bond ETF	31.60%
Alphabet, Inc.	3.75%
Amazon.com, Inc.	3.29%
Johnson & Johnson	3.02%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.77%
NVIDIA Corp.	2.76%
Microsoft Corp.	2.57%
Amphenol Corp.	2.29%
Meta Platforms, Inc.	2.21%
Caterpillar, Inc.	1.99%
Total % of Top 10 Holdings	56.25%

ALPS Balanced Opportunity Fund - Class I
Shareholder Report [Line Items]
Fund Name	ALPS Balanced Opportunity Fund - Class I
Class Name	ALPS Balanced Opportunity Fund - Class I
Trading Symbol	ALPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Balanced Opportunity Fund (the "Fund" or "ALPBX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/alpbx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

ALPS Balanced Opportunity Fund returned 12.99% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2025. For the 12 month period the Fund unperformed the blended benchmark of 55% Bloomberg 1000 Index and 45% Bloomberg US Aggregate Bond Index which returned 14.51%.

Top contributors to relative performance:

  Overweight to U.S. equities over the period

  Sector overweight to Utilities and Communication Services sectors

  Stock selection in Consumer Staples, REITs, Financials sectors

Top detractors from relative performance:

  Underweight to Technology stocks and particularly the "Magnificent Seven"

  Fixed Income duration and security selection

  Stock selection in Materials and Health Care sectors

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - I - NAV##	12.99%	9.87%	9.37%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	14.51%	9.13%	8.46%
Bloomberg U.S. Aggregate Bond Index#	6.16%	-0.24%	-0.36%
Bloomberg U.S. 1000 TR Index#	21.38%	16.95%	15.76%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 12,957,926
Holdings Count | shares	57
Advisory Fees Paid, Amount	$ (64,279)
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,957,926
Number of Portfolio Holdings	57
Portfolio Turnover Rate	44%
Total Advisory Fees Paid*	($64,279)

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.
*	represents less than 0.005%.

Holdings are subject to change.

Top Ten Holdings**

ALPS | Smith Core Plus Bond ETF	31.60%
Alphabet, Inc.	3.75%
Amazon.com, Inc.	3.29%
Johnson & Johnson	3.02%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.77%
NVIDIA Corp.	2.76%
Microsoft Corp.	2.57%
Amphenol Corp.	2.29%
Meta Platforms, Inc.	2.21%
Caterpillar, Inc.	1.99%
Total % of Top 10 Holdings	56.25%

Largest Holdings [Text Block]
Top Ten Holdings**

ALPS | Smith Core Plus Bond ETF	31.60%
Alphabet, Inc.	3.75%
Amazon.com, Inc.	3.29%
Johnson & Johnson	3.02%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.77%
NVIDIA Corp.	2.76%
Microsoft Corp.	2.57%
Amphenol Corp.	2.29%
Meta Platforms, Inc.	2.21%
Caterpillar, Inc.	1.99%
Total % of Top 10 Holdings	56.25%

ALPS Asset Allocation Growth & Income - Investor Shares
Shareholder Report [Line Items]
Fund Name	ALPS Asset Allocation Growth & Income - Investor Shares
Class Name	ALPS Asset Allocation Growth & Income - Investor Shares
Trading Symbol	RLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RLGAX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/rliix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

ALPS Asset Allocation Growth & Income returned 13.41% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2025. For the 12-month period the Fund underperformed the blended index of 60% Morningstar Global Markets Index and 40% Bloomberg US Aggregate Bond Index which returned 15.47%.

Top contributors to relative performance

  Timing of the increase in the Fund's international and total equity weightings following the April market correction

  Industry selection, specifically selection in cyclical international companies and domestic growth companies

  A higher total equity weight in the Fund's portfolio

Top detractors from relative performance

  An underweight to international equities

  Fixed income selections

  Allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - Investor - NAV	13.41%	9.03%	6.67%
Morningstar Global Markets Index#	21.89%	14.15%	10.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	15.47%	8.35%	7.49%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 76,422,361
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$76,422,361
Number of Portfolio Holdings	15
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$0

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	18.93%
ALPS Active Equity Opportunity ETF	14.36%
iShares Core MSCI International Developed Markets ETF	9.88%
Riverfront Strategic Income Fund	9.00%
Vanguard® Total Stock Market ETF	7.44%
iShares® Core S&P 500® ETF	6.88%
ALPS Electrification Infrastructure ETF	6.18%
iShares Core U.S. Aggregate Bond ETF	5.95%
ALPS International Sector Dividend Dogs ETF	4.72%
Vanguard Mortgage-Backed Securities ETF	4.24%
Total % of Top 10 Holdings	87.58%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	18.93%
ALPS Active Equity Opportunity ETF	14.36%
iShares Core MSCI International Developed Markets ETF	9.88%
Riverfront Strategic Income Fund	9.00%
Vanguard® Total Stock Market ETF	7.44%
iShares® Core S&P 500® ETF	6.88%
ALPS Electrification Infrastructure ETF	6.18%
iShares Core U.S. Aggregate Bond ETF	5.95%
ALPS International Sector Dividend Dogs ETF	4.72%
Vanguard Mortgage-Backed Securities ETF	4.24%
Total % of Top 10 Holdings	87.58%

**	As a percentage of net assets.

Holdings are subject to change.

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/rliix or upon request at 866-759-5679.

Change to Fund Name: RiverFront Asset Allocation Growth & Income changed its name to ALPS Asset Allocation Growth & Income.

Termination of Sub-Adviser: Riverfront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Fee Change: The unitary administration fee changed from 0.25% to 0.20% of average daily net assets.

Material Fund Change Name [Text Block]	Change to Fund Name: RiverFront Asset Allocation Growth & Income changed its name to ALPS Asset Allocation Growth & Income.
Material Fund Change Expenses [Text Block]	Fee Change: The unitary administration fee changed from 0.25% to 0.20% of average daily net assets.
Material Fund Change Adviser [Text Block]	Termination of Sub-Adviser: Riverfront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/rliix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/rliix
ALPS Asset Allocation Growth & Income - Class A
Shareholder Report [Line Items]
Fund Name	ALPS Asset Allocation Growth & Income - Class A
Class Name	ALPS Asset Allocation Growth & Income - Class A
Trading Symbol	RAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RAGIX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/rliix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

ALPS Asset Allocation Growth & Income returned 13.43% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2025. For the 12-month period the Fund underperformed the blended index of 60% Morningstar Global Markets Index and 40% Bloomberg US Aggregate Bond Index which returned 15.47%.

Top contributors to relative performance

  Timing of the increase in the Fund's international and total equity weightings following the April market correction

  Industry selection, specifically selection in cyclical international companies and domestic growth companies

  A higher total equity weight in the Fund's portfolio

Top detractors from relative performance

  An underweight to international equities

  Fixed income selections

  Allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - A - NAV**	13.43%	9.03%	6.67%
ALPS Asset Allocation Growth & Income - A - Maximum deferred sales charge*^	7.21%	7.80%	6.06%
Morningstar Global Markets Index#	21.89%	14.15%	10.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	15.47%	8.35%	7.49%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 76,422,361
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$76,422,361
Number of Portfolio Holdings	15
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$0

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	18.93%
ALPS Active Equity Opportunity ETF	14.36%
iShares Core MSCI International Developed Markets ETF	9.88%
Riverfront Strategic Income Fund	9.00%
Vanguard® Total Stock Market ETF	7.44%
iShares® Core S&P 500® ETF	6.88%
ALPS Electrification Infrastructure ETF	6.18%
iShares Core U.S. Aggregate Bond ETF	5.95%
ALPS International Sector Dividend Dogs ETF	4.72%
Vanguard Mortgage-Backed Securities ETF	4.24%
Total % of Top 10 Holdings	87.58%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	18.93%
ALPS Active Equity Opportunity ETF	14.36%
iShares Core MSCI International Developed Markets ETF	9.88%
Riverfront Strategic Income Fund	9.00%
Vanguard® Total Stock Market ETF	7.44%
iShares® Core S&P 500® ETF	6.88%
ALPS Electrification Infrastructure ETF	6.18%
iShares Core U.S. Aggregate Bond ETF	5.95%
ALPS International Sector Dividend Dogs ETF	4.72%
Vanguard Mortgage-Backed Securities ETF	4.24%
Total % of Top 10 Holdings	87.58%

**	As a percentage of net assets.

Holdings are subject to change.

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/rliix or upon request at 866-759-5679.

Change to Fund Name: RiverFront Asset Allocation Growth & Income changed its name to ALPS Asset Allocation Growth & Income.

Termination of Sub-Adviser: Riverfront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Fee Changes: The maximum sales charge (load) imposed on purchases was reduced from 5.50% to 3.25%. The unitary administration fee changed from 0.25% to 0.20% of average daily net assets.

Material Fund Change Name [Text Block]	Change to Fund Name: RiverFront Asset Allocation Growth & Income changed its name to ALPS Asset Allocation Growth & Income.
Material Fund Change Expenses [Text Block]	Fee Changes: The maximum sales charge (load) imposed on purchases was reduced from 5.50% to 3.25%. The unitary administration fee changed from 0.25% to 0.20% of average daily net assets.
Material Fund Change Adviser [Text Block]	Termination of Sub-Adviser: Riverfront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/rliix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/rliix
ALPS Asset Allocation Growth & Income - Class C
Shareholder Report [Line Items]
Fund Name	ALPS Asset Allocation Growth & Income - Class C
Class Name	ALPS Asset Allocation Growth & Income - Class C
Trading Symbol	RLGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RLGCX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/rliix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$130	1.22%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

ALPS Asset Allocation Growth & Income returned 12.51% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2025. For the 12-month period the Fund underperformed the blended index of 60% Morningstar Global Markets Index and 40% Bloomberg US Aggregate Bond Index which returned 15.47%.

Top contributors to relative performance

  Timing of the increase in the Fund's international and total equity weightings following the April market correction

  Industry selection, specifically selection in cyclical international companies and domestic growth companies

  A higher total equity weight in the Fund's portfolio

Top detractors from relative performance

  An underweight to international equities

  Fixed income selections

  Allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - C - NAV	12.51%	8.21%	5.87%
ALPS Asset Allocation Growth & Income - C - Maximum deferred sales charge^^	11.51%	8.21%	5.87%
Morningstar Global Markets Index#	21.89%	14.15%	10.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	15.47%	8.35%	7.49%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 76,422,361
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$76,422,361
Number of Portfolio Holdings	15
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$0

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	18.93%
ALPS Active Equity Opportunity ETF	14.36%
iShares Core MSCI International Developed Markets ETF	9.88%
Riverfront Strategic Income Fund	9.00%
Vanguard® Total Stock Market ETF	7.44%
iShares® Core S&P 500® ETF	6.88%
ALPS Electrification Infrastructure ETF	6.18%
iShares Core U.S. Aggregate Bond ETF	5.95%
ALPS International Sector Dividend Dogs ETF	4.72%
Vanguard Mortgage-Backed Securities ETF	4.24%
Total % of Top 10 Holdings	87.58%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	18.93%
ALPS Active Equity Opportunity ETF	14.36%
iShares Core MSCI International Developed Markets ETF	9.88%
Riverfront Strategic Income Fund	9.00%
Vanguard® Total Stock Market ETF	7.44%
iShares® Core S&P 500® ETF	6.88%
ALPS Electrification Infrastructure ETF	6.18%
iShares Core U.S. Aggregate Bond ETF	5.95%
ALPS International Sector Dividend Dogs ETF	4.72%
Vanguard Mortgage-Backed Securities ETF	4.24%
Total % of Top 10 Holdings	87.58%

**	As a percentage of net assets.

Holdings are subject to change.

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/rliix or upon request at 866-759-5679.

Change to Fund Name: RiverFront Asset Allocation Growth & Income changed its name to ALPS Asset Allocation Growth & Income.

Termination of Sub-Adviser: Riverfront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Fee Change: The unitary administration fee changed from 0.25% to 0.20% of average daily net assets.

Material Fund Change Name [Text Block]	Change to Fund Name: RiverFront Asset Allocation Growth & Income changed its name to ALPS Asset Allocation Growth & Income.
Material Fund Change Expenses [Text Block]	Fee Change: The unitary administration fee changed from 0.25% to 0.20% of average daily net assets.
Material Fund Change Adviser [Text Block]	Termination of Sub-Adviser: Riverfront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/rliix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/rliix
ALPS Asset Allocation Growth & Income - Class I
Shareholder Report [Line Items]
Fund Name	ALPS Asset Allocation Growth & Income - Class I
Class Name	ALPS Asset Allocation Growth & Income - Class I
Trading Symbol	RLIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RLIIX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/rliix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

ALPS Asset Allocation Growth & Income returned 13.64% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2025. For the 12-month period the Fund underperformed the blended index of 60% Morningstar Global Markets Index and 40% Bloomberg US Aggregate Bond Index which returned 15.47%.

Top contributors to relative performance

  Timing of the increase in the Fund's international and total equity weightings following the April market correction

  Industry selection, specifically selection in cyclical international companies and domestic growth companies

  A higher total equity weight in the Fund's portfolio

Top detractors from relative performance

  An underweight to international equities

  Fixed income selections

  Allocation to cash

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - I - NAV	13.64%	9.31%	6.93%
Morningstar Global Markets Index#	21.89%	14.15%	10.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	15.47%	8.35%	7.49%

No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 76,422,361
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$76,422,361
Number of Portfolio Holdings	15
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$0

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	18.93%
ALPS Active Equity Opportunity ETF	14.36%
iShares Core MSCI International Developed Markets ETF	9.88%
Riverfront Strategic Income Fund	9.00%
Vanguard® Total Stock Market ETF	7.44%
iShares® Core S&P 500® ETF	6.88%
ALPS Electrification Infrastructure ETF	6.18%
iShares Core U.S. Aggregate Bond ETF	5.95%
ALPS International Sector Dividend Dogs ETF	4.72%
Vanguard Mortgage-Backed Securities ETF	4.24%
Total % of Top 10 Holdings	87.58%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	18.93%
ALPS Active Equity Opportunity ETF	14.36%
iShares Core MSCI International Developed Markets ETF	9.88%
Riverfront Strategic Income Fund	9.00%
Vanguard® Total Stock Market ETF	7.44%
iShares® Core S&P 500® ETF	6.88%
ALPS Electrification Infrastructure ETF	6.18%
iShares Core U.S. Aggregate Bond ETF	5.95%
ALPS International Sector Dividend Dogs ETF	4.72%
Vanguard Mortgage-Backed Securities ETF	4.24%
Total % of Top 10 Holdings	87.58%

**	As a percentage of net assets.

Holdings are subject to change.

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/rliix or upon request at 866-759-5679.

Change to Fund Name: RiverFront Asset Allocation Growth & Income changed its name to ALPS Asset Allocation Growth & Income.

Termination of Sub-Adviser: Riverfront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Fee Change: The unitary administration fee changed from 0.25% to 0.20% of average daily net assets.

Material Fund Change Name [Text Block]	Change to Fund Name: RiverFront Asset Allocation Growth & Income changed its name to ALPS Asset Allocation Growth & Income.
Material Fund Change Expenses [Text Block]	Fee Change: The unitary administration fee changed from 0.25% to 0.20% of average daily net assets.
Material Fund Change Adviser [Text Block]	Termination of Sub-Adviser: Riverfront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/rliix or upon request at 866-759-5679.
Updated Prospectus Phone Number	866-759-5679
Updated Prospectus Web Address	https://www.alpsfunds.com/mutual-funds/rliix
ALPS | Smith Short Duration Bond Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Short Duration Bond Fund - Investor Shares
Class Name	ALPS | Smith Short Duration Bond Fund - Investor Shares
Trading Symbol	SMRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMRSX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smdsx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Short Duration Bond Fund returned 4.98% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Bloomberg 1-3 Year US Government/ Credit Index, which returned 5.07%.

Top contributors to relative performance:

  Asset allocation, and particularly the Fund's overweight positioning in corporate credit, benefited from a spread tightening and higher yield profiles within the shorter end of the curve.

  Security selection was a primary driver of performance, specifically within both the investment-grade and high-yield segments of the corporate credit sector. With a focus on bottom-up fundamentals and an effort to seek to avoid credits with what we viewed as deteriorating fundamentals, security selection continued to be a tailwind for performance during the fiscal year, with overweight positions in companies such as Ford Motor Co. (F) and Steel Dynamic Inc. (STLD), amongst others.

Top detractors from relative performance:

  The Fund reduced its Treasury allocation in favor of investment grade securities during the period. While the resulting Treasury underweight detracted from relative performance, gains from the overweight investment grade position more than offset this drag.

  Yield curve positioning was a detractor, as the portfolio held, on average, an underweight position to the 2-year segment of the curve. The market appeared to aggressively price in rate cuts over the next 24 months from a perceived dovish Fed, prompting the 2-year yield to rally more than longer-dated maturities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - Investor - NAV	4.98%	2.25%	3.04%
Bloomberg 1-3 Year US Government/ Credit Index	5.07%	1.84%	2.44%
Bloomberg US Government/ Credit Index#	5.75%	-0.38%	2.20%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 611,909,822
Holdings Count | shares	158
Advisory Fees Paid, Amount	$ 1,729,727
Investment Company, Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$611,909,822
Number of Portfolio Holdings	158
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$1,729,727

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.625% 08/31/2027	5.06%
U.S. Treasury Note 3.75% 06/30/2027	4.50%
U.S. Treasury Note 4.125% 01/31/2027	4.38%
U.S. Treasury Note 3.5% 09/30/2029	4.34%
U.S. Treasury Note 4.125% 10/31/2029	3.82%
U.S. Treasury Note 3.75% 04/30/2027	3.72%
U.S. Treasury Note 4.25% 03/15/2027	3.21%
United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029	2.62%
U.S. Treasury Note 3.5% 09/30/2027	2.48%
U.S. Treasury Note 4.25% 01/31/2030	1.65%
Total % of Top 10 Holdings	35.78%
Industry Allocation**

Sovereign	38.87%
Banks	12.55%
Diversified Finan Serv	6.11%
Auto Manufacturers	4.55%
Aerospace/Defense	4.17%
Electric	2.64%
Media	2.44%
Food	2.04%
Healthcare-Products	1.87%
Oil&Gas	1.84%
Retail	1.58%
Commercial Services	1.48%
Software	1.48%
Computers	1.48%
Semiconductors	1.43%
Insurance	1.35%
Airlines	1.30%
Healthcare-Services	1.17%
Iron/Steel	1.08%
Pipelines	1.00%
Other Industries (each less than 1%)	7.30%
Cash, Cash Equivalents, & Other Net Assets	2.27%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Note 3.625% 08/31/2027	5.06%
U.S. Treasury Note 3.75% 06/30/2027	4.50%
U.S. Treasury Note 4.125% 01/31/2027	4.38%
U.S. Treasury Note 3.5% 09/30/2029	4.34%
U.S. Treasury Note 4.125% 10/31/2029	3.82%
U.S. Treasury Note 3.75% 04/30/2027	3.72%
U.S. Treasury Note 4.25% 03/15/2027	3.21%
United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029	2.62%
U.S. Treasury Note 3.5% 09/30/2027	2.48%
U.S. Treasury Note 4.25% 01/31/2030	1.65%
Total % of Top 10 Holdings	35.78%

ALPS | Smith Short Duration Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Short Duration Bond Fund - Class A
Class Name	ALPS | Smith Short Duration Bond Fund - Class A
Trading Symbol	SMASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMASX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smdsx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Short Duration Bond Fund returned 4.96% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Bloomberg 1-3 Year US Government/ Credit Index, which returned 5.07%.

Top contributors to relative performance:

  Asset allocation, and particularly the Fund's overweight positioning in corporate credit, benefited from a spread tightening and higher yield profiles within the shorter end of the curve.

  Security selection was a primary driver of performance, specifically within both the investment-grade and high-yield segments of the corporate credit sector. With a focus on bottom-up fundamentals and an effort to seek to avoid credits with what we viewed as deteriorating fundamentals, security selection continued to be a tailwind for performance during the fiscal year, with overweight positions in companies such as Ford Motor Co. (F) and Steel Dynamic Inc. (STLD), amongst others.

Top detractors from relative performance:

  The Fund reduced its Treasury allocation in favor of investment grade securities during the period. While the resulting Treasury underweight detracted from relative performance, gains from the overweight investment grade position more than offset this drag.

  Yield curve positioning was a detractor, as the portfolio held, on average, an underweight position to the 2-year segment of the curve. The market appeared to aggressively price in rate cuts over the next 24 months from a perceived dovish Fed, prompting the 2-year yield to rally more than longer-dated maturities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - A - NAV	4.96%	2.28%	3.05%
ALPS | Smith Short Duration Bond Fund - A - Maximum deferred sales charge*^	2.56%	1.83%	2.26%
Bloomberg 1-3 Year US Government/ Credit Index	5.07%	1.84%	2.44%
Bloomberg US Government/ Credit Index#	5.75%	-0.38%	2.20%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 611,909,822
Holdings Count | shares	158
Advisory Fees Paid, Amount	$ 1,729,727
Investment Company, Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$611,909,822
Number of Portfolio Holdings	158
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$1,729,727

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.625% 08/31/2027	5.06%
U.S. Treasury Note 3.75% 06/30/2027	4.50%
U.S. Treasury Note 4.125% 01/31/2027	4.38%
U.S. Treasury Note 3.5% 09/30/2029	4.34%
U.S. Treasury Note 4.125% 10/31/2029	3.82%
U.S. Treasury Note 3.75% 04/30/2027	3.72%
U.S. Treasury Note 4.25% 03/15/2027	3.21%
United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029	2.62%
U.S. Treasury Note 3.5% 09/30/2027	2.48%
U.S. Treasury Note 4.25% 01/31/2030	1.65%
Total % of Top 10 Holdings	35.78%
Industry Allocation**

Sovereign	38.87%
Banks	12.55%
Diversified Finan Serv	6.11%
Auto Manufacturers	4.55%
Aerospace/Defense	4.17%
Electric	2.64%
Media	2.44%
Food	2.04%
Healthcare-Products	1.87%
Oil&Gas	1.84%
Retail	1.58%
Commercial Services	1.48%
Software	1.48%
Computers	1.48%
Semiconductors	1.43%
Insurance	1.35%
Airlines	1.30%
Healthcare-Services	1.17%
Iron/Steel	1.08%
Pipelines	1.00%
Other Industries (each less than 1%)	7.30%
Cash, Cash Equivalents, & Other Net Assets	2.27%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Note 3.625% 08/31/2027	5.06%
U.S. Treasury Note 3.75% 06/30/2027	4.50%
U.S. Treasury Note 4.125% 01/31/2027	4.38%
U.S. Treasury Note 3.5% 09/30/2029	4.34%
U.S. Treasury Note 4.125% 10/31/2029	3.82%
U.S. Treasury Note 3.75% 04/30/2027	3.72%
U.S. Treasury Note 4.25% 03/15/2027	3.21%
United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029	2.62%
U.S. Treasury Note 3.5% 09/30/2027	2.48%
U.S. Treasury Note 4.25% 01/31/2030	1.65%
Total % of Top 10 Holdings	35.78%

ALPS | Smith Short Duration Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Short Duration Bond Fund - Class C
Class Name	ALPS | Smith Short Duration Bond Fund - Class C
Trading Symbol	SMCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMCMX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smdsx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Short Duration Bond Fund returned 4.28% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Bloomberg 1-3 Year US Government/ Credit Index, which returned 5.07%.

Top contributors to relative performance:

  Asset allocation, and particularly the Fund's overweight positioning in corporate credit, benefited from a spread tightening and higher yield profiles within the shorter end of the curve.

  Security selection was a primary driver of performance, specifically within both the investment-grade and high-yield segments of the corporate credit sector. With a focus on bottom-up fundamentals and an effort to seek to avoid credits with what we viewed as deteriorating fundamentals, security selection continued to be a tailwind for performance during the fiscal year, with overweight positions in companies such as Ford Motor Co. (F) and Steel Dynamic Inc. (STLD), amongst others.

Top detractors from relative performance:

  The Fund reduced its Treasury allocation in favor of investment grade securities during the period. While the resulting Treasury underweight detracted from relative performance, gains from the overweight investment grade position more than offset this drag.

  Yield curve positioning was a detractor, as the portfolio held, on average, an underweight position to the 2-year segment of the curve. The market appeared to aggressively price in rate cuts over the next 24 months from a perceived dovish Fed, prompting the 2-year yield to rally more than longer-dated maturities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - C - NAV	4.28%	1.53%	2.31%
ALPS | Smith Short Duration Bond Fund - C - Maximum deferred sales charge**	3.28%	1.53%	2.31%
Bloomberg 1-3 Year US Government/ Credit Index	5.07%	1.84%	2.44%
Bloomberg US Government/ Credit Index#	5.75%	-0.38%	2.20%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 611,909,822
Holdings Count | shares	158
Advisory Fees Paid, Amount	$ 1,729,727
Investment Company, Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$611,909,822
Number of Portfolio Holdings	158
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$1,729,727

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.625% 08/31/2027	5.06%
U.S. Treasury Note 3.75% 06/30/2027	4.50%
U.S. Treasury Note 4.125% 01/31/2027	4.38%
U.S. Treasury Note 3.5% 09/30/2029	4.34%
U.S. Treasury Note 4.125% 10/31/2029	3.82%
U.S. Treasury Note 3.75% 04/30/2027	3.72%
U.S. Treasury Note 4.25% 03/15/2027	3.21%
United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029	2.62%
U.S. Treasury Note 3.5% 09/30/2027	2.48%
U.S. Treasury Note 4.25% 01/31/2030	1.65%
Total % of Top 10 Holdings	35.78%
Industry Allocation**

Sovereign	38.87%
Banks	12.55%
Diversified Finan Serv	6.11%
Auto Manufacturers	4.55%
Aerospace/Defense	4.17%
Electric	2.64%
Media	2.44%
Food	2.04%
Healthcare-Products	1.87%
Oil&Gas	1.84%
Retail	1.58%
Commercial Services	1.48%
Software	1.48%
Computers	1.48%
Semiconductors	1.43%
Insurance	1.35%
Airlines	1.30%
Healthcare-Services	1.17%
Iron/Steel	1.08%
Pipelines	1.00%
Other Industries (each less than 1%)	7.30%
Cash, Cash Equivalents, & Other Net Assets	2.27%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Note 3.625% 08/31/2027	5.06%
U.S. Treasury Note 3.75% 06/30/2027	4.50%
U.S. Treasury Note 4.125% 01/31/2027	4.38%
U.S. Treasury Note 3.5% 09/30/2029	4.34%
U.S. Treasury Note 4.125% 10/31/2029	3.82%
U.S. Treasury Note 3.75% 04/30/2027	3.72%
U.S. Treasury Note 4.25% 03/15/2027	3.21%
United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029	2.62%
U.S. Treasury Note 3.5% 09/30/2027	2.48%
U.S. Treasury Note 4.25% 01/31/2030	1.65%
Total % of Top 10 Holdings	35.78%

ALPS | Smith Short Duration Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Short Duration Bond Fund - Class I
Class Name	ALPS | Smith Short Duration Bond Fund - Class I
Trading Symbol	SMDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMDSX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smdsx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Short Duration Bond Fund returned 5.30% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Bloomberg 1-3 Year US Government/ Credit Index, which returned 5.07%.

Top contributors to relative performance:

  Asset allocation, and particularly the Fund's overweight positioning in corporate credit, benefited from a spread tightening and higher yield profiles within the shorter end of the curve.

  Security selection was a primary driver of performance, specifically within both the investment-grade and high-yield segments of the corporate credit sector. With a focus on bottom-up fundamentals and an effort to seek to avoid credits with what we viewed as deteriorating fundamentals, security selection continued to be a tailwind for performance during the fiscal year, with overweight positions in companies such as Ford Motor Co. (F) and Steel Dynamic Inc. (STLD), amongst others.

Top detractors from relative performance:

  The Fund reduced its Treasury allocation in favor of investment grade securities during the period. While the resulting Treasury underweight detracted from relative performance, gains from the overweight investment grade position more than offset this drag.

  Yield curve positioning was a detractor, as the portfolio held, on average, an underweight position to the 2-year segment of the curve. The market appeared to aggressively price in rate cuts over the next 24 months from a perceived dovish Fed, prompting the 2-year yield to rally more than longer-dated maturities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - I - NAV	5.30%	2.55%	3.34%
Bloomberg 1-3 Year US Government/ Credit Index	5.07%	1.84%	2.44%
Bloomberg US Government/ Credit Index#	5.75%	-0.38%	2.20%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 611,909,822
Holdings Count | shares	158
Advisory Fees Paid, Amount	$ 1,729,727
Investment Company, Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$611,909,822
Number of Portfolio Holdings	158
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$1,729,727

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.625% 08/31/2027	5.06%
U.S. Treasury Note 3.75% 06/30/2027	4.50%
U.S. Treasury Note 4.125% 01/31/2027	4.38%
U.S. Treasury Note 3.5% 09/30/2029	4.34%
U.S. Treasury Note 4.125% 10/31/2029	3.82%
U.S. Treasury Note 3.75% 04/30/2027	3.72%
U.S. Treasury Note 4.25% 03/15/2027	3.21%
United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029	2.62%
U.S. Treasury Note 3.5% 09/30/2027	2.48%
U.S. Treasury Note 4.25% 01/31/2030	1.65%
Total % of Top 10 Holdings	35.78%
Industry Allocation**

Sovereign	38.87%
Banks	12.55%
Diversified Finan Serv	6.11%
Auto Manufacturers	4.55%
Aerospace/Defense	4.17%
Electric	2.64%
Media	2.44%
Food	2.04%
Healthcare-Products	1.87%
Oil&Gas	1.84%
Retail	1.58%
Commercial Services	1.48%
Software	1.48%
Computers	1.48%
Semiconductors	1.43%
Insurance	1.35%
Airlines	1.30%
Healthcare-Services	1.17%
Iron/Steel	1.08%
Pipelines	1.00%
Other Industries (each less than 1%)	7.30%
Cash, Cash Equivalents, & Other Net Assets	2.27%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Note 3.625% 08/31/2027	5.06%
U.S. Treasury Note 3.75% 06/30/2027	4.50%
U.S. Treasury Note 4.125% 01/31/2027	4.38%
U.S. Treasury Note 3.5% 09/30/2029	4.34%
U.S. Treasury Note 4.125% 10/31/2029	3.82%
U.S. Treasury Note 3.75% 04/30/2027	3.72%
U.S. Treasury Note 4.25% 03/15/2027	3.21%
United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029	2.62%
U.S. Treasury Note 3.5% 09/30/2027	2.48%
U.S. Treasury Note 4.25% 01/31/2030	1.65%
Total % of Top 10 Holdings	35.78%

ALPS | Smith Total Return Bond Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Total Return Bond Fund - Investor Shares
Class Name	ALPS | Smith Total Return Bond Fund - Investor Shares
Trading Symbol	SMTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMTRX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smthx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Total Return Bond Fund returned 5.90% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Bloomberg US Aggregate Bond Index, which returned 6.16%.

Top contributors to relative performance:

  Security selection was a primary driver of performance, specifically within both the investment-grade and high-yield segments of the corporate credit sector. With a focus on bottom-up fundamentals and avoidance of credits with deteriorating fundamentals, security selection continued to be a tailwind for performance during the period, with overweight positions in companies such as Ford Motor Co. (F) and Boeing (BA), amongst others.

  With both limited supply and continued inflows into dedicated preferred funds, technicals supported the preferreds sleeve despite elevated valuations. The preferred sector remained an area where incremental additions occurred opportunistically, with a focus on security-specific stories and short-duration paper with very defensive structural and fundamental backdrops, which was overall additive to performance over the fiscal year.

  With credit outperforming Treasuries from an aggregate level, the portfolio's average underweight positions to the Treasury sector proved to be additive to performance for the fiscal year.

Top detractors from relative performance:

  Security selection within Agency Mortgage-Backed Securities was an overall detractor to performance; the positioning to securities with higher stated coupons was a headwind relative to securities with lower stated coupons given the overall rally in yields.

  Relative to the benchmark, the high-yield corporate credit allocation within the portfolio was a detractor for the year, in part due to the shorter duration profile of the Fund's high-yield investments compared to the investment grade index.

  Yield curve positioning within U.S. Treasuries was a detractor to returns, as the Fund remained tactical in positioning throughout the fiscal year. Over the year, the Fund remained in a defensive posture; particularly during certain periods, the Fund favored the longer end of the Treasury curve to seek to protect against downside risk. The Fund's 10-year TIPS positions were slowly reduced after outperforming nominal coupons during the period as breakeven levels within TIPS moved higher, reflecting increased inflation expectations from the market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - Investor - NAV	5.90%	0.46%	2.92%
Bloomberg US Aggregate Bond Index#	6.16%	-0.24%	2.06%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 3,350,611,593
Holdings Count | shares	1,625
Advisory Fees Paid, Amount	$ 12,911,851
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,350,611,593
Number of Portfolio Holdings	1,625
Portfolio Turnover Rate	131%
Total Advisory Fees Paid	$12,911,851

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	39.83%
Government Bond	31.95%
Mortgage-Backed Securities	12.21%
Collateralized Mortgage Obligations	8.33%
Preferred Stock	3.09%
Commercial Mortgage-Backed Securities	1.43%
Bank Loan	0.83%
Cash, Cash Equivalents, & Other Net Assets	2.33%
Top Ten Holdings**

U.S. Treasury Bond 4.125% 08/15/2044	4.39%
U.S. Treasury Bond 4.75% 05/15/2055	3.40%
U.S. Treasury Bond 4.75% 08/15/2055	2.94%
U.S. Treasury Bond 4.25% 01/31/2030	2.76%
U.S. Treasury Bond 4.25% 05/15/2035	2.56%
U.S. Treasury Note 4.125% 11/30/2029	2.36%
U.S. Treasury Note 3.625% 08/31/2027	2.32%
U.S. Treasury Bond 4.75% 02/15/2045	1.89%
U.S. Treasury Bond 4.125% 10/31/2029	1.81%
U.S. Treasury Bond 4.25% 08/15/2035	1.48%
Total % of Top 10 Holdings	25.91%
Industry Allocation**

Sovereign	32.35%
Mortgage Securities	21.97%
Banks	7.04%
Aerospace/Defense	5.37%
Diversified Finan Serv	2.83%
Pipelines	2.70%
Oil&Gas	2.55%
Auto Manufacturers	2.28%
Food	2.24%
Media	1.93%
Software	1.69%
Healthcare-Products	1.40%
Semiconductors	1.35%
Airlines	1.17%
Other Industries (each less than 1%)	10.80%
Cash, Cash Equivalents, & Other Net Assets	2.33%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 4.125% 08/15/2044	4.39%
U.S. Treasury Bond 4.75% 05/15/2055	3.40%
U.S. Treasury Bond 4.75% 08/15/2055	2.94%
U.S. Treasury Bond 4.25% 01/31/2030	2.76%
U.S. Treasury Bond 4.25% 05/15/2035	2.56%
U.S. Treasury Note 4.125% 11/30/2029	2.36%
U.S. Treasury Note 3.625% 08/31/2027	2.32%
U.S. Treasury Bond 4.75% 02/15/2045	1.89%
U.S. Treasury Bond 4.125% 10/31/2029	1.81%
U.S. Treasury Bond 4.25% 08/15/2035	1.48%
Total % of Top 10 Holdings	25.91%

ALPS | Smith Total Return Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Total Return Bond Fund - Class A
Class Name	ALPS | Smith Total Return Bond Fund - Class A
Trading Symbol	SMAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMAMX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smthx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Total Return Bond Fund returned 5.90% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Bloomberg US Aggregate Bond Index, which returned 6.16%.

Top contributors to relative performance:

  Security selection was a primary driver of performance, specifically within both the investment-grade and high-yield segments of the corporate credit sector. With a focus on bottom-up fundamentals and avoidance of credits with deteriorating fundamentals, security selection continued to be a tailwind for performance during the period, with overweight positions in companies such as Ford Motor Co. (F) and Boeing (BA), amongst others.

  With both limited supply and continued inflows into dedicated preferred funds, technicals supported the preferreds sleeve despite elevated valuations. The preferred sector remained an area where incremental additions occurred opportunistically, with a focus on security-specific stories and short-duration paper with very defensive structural and fundamental backdrops, which was overall additive to performance over the fiscal year.

  With credit outperforming Treasuries from an aggregate level, the portfolio's average underweight positions to the Treasury sector proved to be additive to performance for the fiscal year.

Top detractors from relative performance:

  Security selection within Agency Mortgage-Backed Securities was an overall detractor to performance; the positioning to securities with higher stated coupons was a headwind relative to securities with lower stated coupons given the overall rally in yields.

  Relative to the benchmark, the high-yield corporate credit allocation within the portfolio was a detractor for the year, in part due to the shorter duration profile of the Fund's high-yield investments compared to the investment grade index.

  Yield curve positioning within U.S. Treasuries was a detractor to returns, as the Fund remained tactical in positioning throughout the fiscal year. Over the year, the Fund remained in a defensive posture; particularly during certain periods, the Fund favored the longer end of the Treasury curve to seek to protect against downside risk. The Fund's 10-year TIPS positions were slowly reduced after outperforming nominal coupons during the period as breakeven levels within TIPS moved higher, reflecting increased inflation expectations from the market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - A - NAV	5.90%	0.46%	2.93%
ALPS | Smith Total Return Bond Fund - A - Maximum deferred sales charge*^	3.54%	0.01%	2.14%
Bloomberg US Aggregate Bond Index#	6.16%	-0.24%	2.06%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 3,350,611,593
Holdings Count | shares	1,625
Advisory Fees Paid, Amount	$ 12,911,851
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,350,611,593
Number of Portfolio Holdings	1,625
Portfolio Turnover Rate	131%
Total Advisory Fees Paid	$12,911,851

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	39.83%
Government Bond	31.95%
Mortgage-Backed Securities	12.21%
Collateralized Mortgage Obligations	8.33%
Preferred Stock	3.09%
Commercial Mortgage-Backed Securities	1.43%
Bank Loan	0.83%
Cash, Cash Equivalents, & Other Net Assets	2.33%
Top Ten Holdings**

U.S. Treasury Bond 4.125% 08/15/2044	4.39%
U.S. Treasury Bond 4.75% 05/15/2055	3.40%
U.S. Treasury Bond 4.75% 08/15/2055	2.94%
U.S. Treasury Bond 4.25% 01/31/2030	2.76%
U.S. Treasury Bond 4.25% 05/15/2035	2.56%
U.S. Treasury Note 4.125% 11/30/2029	2.36%
U.S. Treasury Note 3.625% 08/31/2027	2.32%
U.S. Treasury Bond 4.75% 02/15/2045	1.89%
U.S. Treasury Bond 4.125% 10/31/2029	1.81%
U.S. Treasury Bond 4.25% 08/15/2035	1.48%
Total % of Top 10 Holdings	25.91%
Industry Allocation**

Sovereign	32.35%
Mortgage Securities	21.97%
Banks	7.04%
Aerospace/Defense	5.37%
Diversified Finan Serv	2.83%
Pipelines	2.70%
Oil&Gas	2.55%
Auto Manufacturers	2.28%
Food	2.24%
Media	1.93%
Software	1.69%
Healthcare-Products	1.40%
Semiconductors	1.35%
Airlines	1.17%
Other Industries (each less than 1%)	10.80%
Cash, Cash Equivalents, & Other Net Assets	2.33%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 4.125% 08/15/2044	4.39%
U.S. Treasury Bond 4.75% 05/15/2055	3.40%
U.S. Treasury Bond 4.75% 08/15/2055	2.94%
U.S. Treasury Bond 4.25% 01/31/2030	2.76%
U.S. Treasury Bond 4.25% 05/15/2035	2.56%
U.S. Treasury Note 4.125% 11/30/2029	2.36%
U.S. Treasury Note 3.625% 08/31/2027	2.32%
U.S. Treasury Bond 4.75% 02/15/2045	1.89%
U.S. Treasury Bond 4.125% 10/31/2029	1.81%
U.S. Treasury Bond 4.25% 08/15/2035	1.48%
Total % of Top 10 Holdings	25.91%

ALPS | Smith Total Return Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Total Return Bond Fund - Class C
Class Name	ALPS | Smith Total Return Bond Fund - Class C
Trading Symbol	SMCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMCHX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smthx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$163	1.59%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Total Return Bond Fund returned 5.06% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Bloomberg US Aggregate Bond Index, which returned 6.16%.

Top contributors to relative performance:

  Security selection was a primary driver of performance, specifically within both the investment-grade and high-yield segments of the corporate credit sector. With a focus on bottom-up fundamentals and avoidance of credits with deteriorating fundamentals, security selection continued to be a tailwind for performance during the period, with overweight positions in companies such as Ford Motor Co. (F) and Boeing (BA), amongst others.

  With both limited supply and continued inflows into dedicated preferred funds, technicals supported the preferreds sleeve despite elevated valuations. The preferred sector remained an area where incremental additions occurred opportunistically, with a focus on security-specific stories and short-duration paper with very defensive structural and fundamental backdrops, which was overall additive to performance over the fiscal year.

  With credit outperforming Treasuries from an aggregate level, the portfolio's average underweight positions to the Treasury sector proved to be additive to performance for the fiscal year.

Top detractors from relative performance:

  Security selection within Agency Mortgage-Backed Securities was an overall detractor to performance; the positioning to securities with higher stated coupons was a headwind relative to securities with lower stated coupons given the overall rally in yields.

  Relative to the benchmark, the high-yield corporate credit allocation within the portfolio was a detractor for the year, in part due to the shorter duration profile of the Fund's high-yield investments compared to the investment grade index.

  Yield curve positioning within U.S. Treasuries was a detractor to returns, as the Fund remained tactical in positioning throughout the fiscal year. Over the year, the Fund remained in a defensive posture; particularly during certain periods, the Fund favored the longer end of the Treasury curve to seek to protect against downside risk. The Fund's 10-year TIPS positions were slowly reduced after outperforming nominal coupons during the period as breakeven levels within TIPS moved higher, reflecting increased inflation expectations from the market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - C - NAV	5.06%	-0.27%	2.19%
ALPS | Smith Total Return Bond Fund - C - Maximum deferred sales charge**	4.06%	-0.27%	2.19%
Bloomberg US Aggregate Bond Index#	6.16%	-0.24%	2.06%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 3,350,611,593
Holdings Count | shares	1,625
Advisory Fees Paid, Amount	$ 12,911,851
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,350,611,593
Number of Portfolio Holdings	1,625
Portfolio Turnover Rate	131%
Total Advisory Fees Paid	$12,911,851

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	39.83%
Government Bond	31.95%
Mortgage-Backed Securities	12.21%
Collateralized Mortgage Obligations	8.33%
Preferred Stock	3.09%
Commercial Mortgage-Backed Securities	1.43%
Bank Loan	0.83%
Cash, Cash Equivalents, & Other Net Assets	2.33%
Top Ten Holdings**

U.S. Treasury Bond 4.125% 08/15/2044	4.39%
U.S. Treasury Bond 4.75% 05/15/2055	3.40%
U.S. Treasury Bond 4.75% 08/15/2055	2.94%
U.S. Treasury Bond 4.25% 01/31/2030	2.76%
U.S. Treasury Bond 4.25% 05/15/2035	2.56%
U.S. Treasury Note 4.125% 11/30/2029	2.36%
U.S. Treasury Note 3.625% 08/31/2027	2.32%
U.S. Treasury Bond 4.75% 02/15/2045	1.89%
U.S. Treasury Bond 4.125% 10/31/2029	1.81%
U.S. Treasury Bond 4.25% 08/15/2035	1.48%
Total % of Top 10 Holdings	25.91%
Industry Allocation**

Sovereign	32.35%
Mortgage Securities	21.97%
Banks	7.04%
Aerospace/Defense	5.37%
Diversified Finan Serv	2.83%
Pipelines	2.70%
Oil&Gas	2.55%
Auto Manufacturers	2.28%
Food	2.24%
Media	1.93%
Software	1.69%
Healthcare-Products	1.40%
Semiconductors	1.35%
Airlines	1.17%
Other Industries (each less than 1%)	10.80%
Cash, Cash Equivalents, & Other Net Assets	2.33%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 4.125% 08/15/2044	4.39%
U.S. Treasury Bond 4.75% 05/15/2055	3.40%
U.S. Treasury Bond 4.75% 08/15/2055	2.94%
U.S. Treasury Bond 4.25% 01/31/2030	2.76%
U.S. Treasury Bond 4.25% 05/15/2035	2.56%
U.S. Treasury Note 4.125% 11/30/2029	2.36%
U.S. Treasury Note 3.625% 08/31/2027	2.32%
U.S. Treasury Bond 4.75% 02/15/2045	1.89%
U.S. Treasury Bond 4.125% 10/31/2029	1.81%
U.S. Treasury Bond 4.25% 08/15/2035	1.48%
Total % of Top 10 Holdings	25.91%

ALPS | Smith Total Return Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Total Return Bond Fund - Class I
Class Name	ALPS | Smith Total Return Bond Fund - Class I
Trading Symbol	SMTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMTHX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smthx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Total Return Bond Fund returned 6.22% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Bloomberg US Aggregate Bond Index, which returned 6.16%.

Top contributors to relative performance:

  Security selection was a primary driver of performance, specifically within both the investment-grade and high-yield segments of the corporate credit sector. With a focus on bottom-up fundamentals and avoidance of credits with deteriorating fundamentals, security selection continued to be a tailwind for performance during the period, with overweight positions in companies such as Ford Motor Co. (F) and Boeing (BA), amongst others.

  With both limited supply and continued inflows into dedicated preferred funds, technicals supported the preferreds sleeve despite elevated valuations. The preferred sector remained an area where incremental additions occurred opportunistically, with a focus on security-specific stories and short-duration paper with very defensive structural and fundamental backdrops, which was overall additive to performance over the fiscal year.

  With credit outperforming Treasuries from an aggregate level, the portfolio's average underweight positions to the Treasury sector proved to be additive to performance for the fiscal year.

Top detractors from relative performance:

  Security selection within Agency Mortgage-Backed Securities was an overall detractor to performance; the positioning to securities with higher stated coupons was a headwind relative to securities with lower stated coupons given the overall rally in yields.

  Relative to the benchmark, the high-yield corporate credit allocation within the portfolio was a detractor for the year, in part due to the shorter duration profile of the Fund's high-yield investments compared to the investment grade index.

  Yield curve positioning within U.S. Treasuries was a detractor to returns, as the Fund remained tactical in positioning throughout the fiscal year. Over the year, the Fund remained in a defensive posture; particularly during certain periods, the Fund favored the longer end of the Treasury curve to seek to protect against downside risk. The Fund's 10-year TIPS positions were slowly reduced after outperforming nominal coupons during the period as breakeven levels within TIPS moved higher, reflecting increased inflation expectations from the market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - I - NAV	6.22%	0.73%	3.22%
Bloomberg US Aggregate Bond Index#	6.16%	-0.24%	2.06%

Performance Inception Date	Jun. 29, 2018
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 3,350,611,593
Holdings Count | shares	1,625
Advisory Fees Paid, Amount	$ 12,911,851
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,350,611,593
Number of Portfolio Holdings	1,625
Portfolio Turnover Rate	131%
Total Advisory Fees Paid	$12,911,851

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	39.83%
Government Bond	31.95%
Mortgage-Backed Securities	12.21%
Collateralized Mortgage Obligations	8.33%
Preferred Stock	3.09%
Commercial Mortgage-Backed Securities	1.43%
Bank Loan	0.83%
Cash, Cash Equivalents, & Other Net Assets	2.33%
Top Ten Holdings**

U.S. Treasury Bond 4.125% 08/15/2044	4.39%
U.S. Treasury Bond 4.75% 05/15/2055	3.40%
U.S. Treasury Bond 4.75% 08/15/2055	2.94%
U.S. Treasury Bond 4.25% 01/31/2030	2.76%
U.S. Treasury Bond 4.25% 05/15/2035	2.56%
U.S. Treasury Note 4.125% 11/30/2029	2.36%
U.S. Treasury Note 3.625% 08/31/2027	2.32%
U.S. Treasury Bond 4.75% 02/15/2045	1.89%
U.S. Treasury Bond 4.125% 10/31/2029	1.81%
U.S. Treasury Bond 4.25% 08/15/2035	1.48%
Total % of Top 10 Holdings	25.91%
Industry Allocation**

Sovereign	32.35%
Mortgage Securities	21.97%
Banks	7.04%
Aerospace/Defense	5.37%
Diversified Finan Serv	2.83%
Pipelines	2.70%
Oil&Gas	2.55%
Auto Manufacturers	2.28%
Food	2.24%
Media	1.93%
Software	1.69%
Healthcare-Products	1.40%
Semiconductors	1.35%
Airlines	1.17%
Other Industries (each less than 1%)	10.80%
Cash, Cash Equivalents, & Other Net Assets	2.33%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 4.125% 08/15/2044	4.39%
U.S. Treasury Bond 4.75% 05/15/2055	3.40%
U.S. Treasury Bond 4.75% 08/15/2055	2.94%
U.S. Treasury Bond 4.25% 01/31/2030	2.76%
U.S. Treasury Bond 4.25% 05/15/2035	2.56%
U.S. Treasury Note 4.125% 11/30/2029	2.36%
U.S. Treasury Note 3.625% 08/31/2027	2.32%
U.S. Treasury Bond 4.75% 02/15/2045	1.89%
U.S. Treasury Bond 4.125% 10/31/2029	1.81%
U.S. Treasury Bond 4.25% 08/15/2035	1.48%
Total % of Top 10 Holdings	25.91%

ALPS | Smith Credit Opportunities Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Credit Opportunities Fund - Investor Class
Class Name	ALPS | Smith Credit Opportunities Fund - Investor Class
Trading Symbol	SMCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCVX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smcrx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Credit Opportunities Fund returned 5.72% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the blended benchmark of 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index, which returned 7.17%.

Top contributors to relative performance:

  Relative to the benchmark, the Fund's overweight position in corporate credit, specifically within investment grade, proved to be additive to performance for the fiscal year.

  Positive attribution was gained from an overweight position in preferreds, which more than offset the security selection headwind within the sector.

Top detractors from relative performance:

  Security selection within high yield detracted from performance, particularly an idiosyncratic position in Saks Global Enterprises that underperformed significantly due to restructuring of the company's capita structure.

  Yield curve positioning was a detractor to performance over the period, as the Fund's overweight position in the 30-year segment of the curve underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - Investor - NAV	5.72%	3.02%	2.90%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	7.17%	2.61%	2.45%
Bloomberg U.S. Aggregate Bond Index#	6.16%	-0.24%	-0.36%
Bloomberg U.S. Corporate HY Bond Index	8.16%	5.47%	5.28%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 113,036,192
Holdings Count | shares	299
Advisory Fees Paid, Amount	$ 880,455
Investment Company, Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$113,036,192
Number of Portfolio Holdings	299
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$880,455

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	68.23%
Government Bond	7.89%
Bank Loan	6.86%
Collateralized Mortgage Obligations	6.46%
Preferred Stock	4.00%
Commercial Mortgage-Backed Securities	1.78%
Mortgage-Backed Securities	1.57%
Common Stock	0.39%
Cash, Cash Equivalents, & Other Net Assets	2.82%
Top Ten Holdings**

U.S. Treasury Bond 4.25% 05/15/2035	2.35%
TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031	1.93%
U.S. Treasury Bond 4.75% 08/15/2055	1.52%
Caesars Entertainment, Inc. 1M US SOFR + 2.25% 02/06/2031	1.51%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.49%
Capital One NA 5.974% 08/09/2028	1.40%
Kohl's Corp. 10% 06/01/2030	1.35%
Foundry JV Holdco LLC 6.1% 01/25/2036	1.33%
Cushman & Wakefield US Borrower LLC 6.75% 05/15/2028	1.23%
AmeriGas Partners LP / AmeriGas Finance Corp. 9.38% 06/01/2028	1.12%
Total % of Top 10 Holdings	15.23%
Industry Allocation**

Mortgage Securities	9.81%
Oil&Gas	8.34%
Sovereign	8.31%
Banks	7.36%
Media	5.33%
Retail	5.21%
Aerospace/Defense	4.62%
Food	4.41%
Pipelines	4.03%
Leisure Time	3.83%
Entertainment	3.33%
Diversified Finan Serv	2.44%
Real Estate	2.28%
Auto Manufacturers	2.27%
Commercial Services	2.08%
Apparel	2.01%
Healthcare-Services	1.90%
Electric	1.90%
Internet	1.56%
Environmental Control	1.54%
Semiconductors	1.49%
Pharmaceuticals	1.25%
Gas	1.22%
Software	1.15%
Lodging	1.09%
Other Industries (each less than 1%)	8.42%
Cash, Cash Equivalents, & Other Net Assets	2.82%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 4.25% 05/15/2035	2.35%
TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031	1.93%
U.S. Treasury Bond 4.75% 08/15/2055	1.52%
Caesars Entertainment, Inc. 1M US SOFR + 2.25% 02/06/2031	1.51%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.49%
Capital One NA 5.974% 08/09/2028	1.40%
Kohl's Corp. 10% 06/01/2030	1.35%
Foundry JV Holdco LLC 6.1% 01/25/2036	1.33%
Cushman & Wakefield US Borrower LLC 6.75% 05/15/2028	1.23%
AmeriGas Partners LP / AmeriGas Finance Corp. 9.38% 06/01/2028	1.12%
Total % of Top 10 Holdings	15.23%

ALPS | Smith Credit Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Credit Opportunities Fund - Class A
Class Name	ALPS | Smith Credit Opportunities Fund - Class A
Trading Symbol	SMCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCAX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smcrx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Credit Opportunities Fund returned 5.63% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the blended benchmark of 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index, which returned 7.17%.

Top contributors to relative performance:

  Relative to the benchmark, the Fund's overweight position in corporate credit, specifically within investment grade, proved to be additive to performance for the fiscal year.

  Positive attribution was gained from an overweight position in preferreds, which more than offset the security selection headwind within the sector.

Top detractors from relative performance:

  Security selection within high yield detracted from performance, particularly an idiosyncratic position in Saks Global Enterprises that underperformed significantly due to restructuring of the company's capita structure.

  Yield curve positioning was a detractor to performance over the period, as the Fund's overweight position in the 30-year segment of the curve underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - A - NAV	5.63%	2.90%	2.78%
ALPS | Smith Credit Opportunities Fund - A - Maximum deferred sales charge*^	3.27%	2.43%	2.33%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	7.17%	2.61%	2.45%
Bloomberg U.S. Aggregate Bond Index#	6.16%	-0.24%	-0.36%
Bloomberg U.S. Corporate HY Bond Index	8.16%	5.47%	5.28%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 113,036,192
Holdings Count | shares	299
Advisory Fees Paid, Amount	$ 880,455
Investment Company, Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$113,036,192
Number of Portfolio Holdings	299
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$880,455

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	68.23%
Government Bond	7.89%
Bank Loan	6.86%
Collateralized Mortgage Obligations	6.46%
Preferred Stock	4.00%
Commercial Mortgage-Backed Securities	1.78%
Mortgage-Backed Securities	1.57%
Common Stock	0.39%
Cash, Cash Equivalents, & Other Net Assets	2.82%
Top Ten Holdings**

U.S. Treasury Bond 4.25% 05/15/2035	2.35%
TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031	1.93%
U.S. Treasury Bond 4.75% 08/15/2055	1.52%
Caesars Entertainment, Inc. 1M US SOFR + 2.25% 02/06/2031	1.51%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.49%
Capital One NA 5.974% 08/09/2028	1.40%
Kohl's Corp. 10% 06/01/2030	1.35%
Foundry JV Holdco LLC 6.1% 01/25/2036	1.33%
Cushman & Wakefield US Borrower LLC 6.75% 05/15/2028	1.23%
AmeriGas Partners LP / AmeriGas Finance Corp. 9.38% 06/01/2028	1.12%
Total % of Top 10 Holdings	15.23%
Industry Allocation**

Mortgage Securities	9.81%
Oil&Gas	8.34%
Sovereign	8.31%
Banks	7.36%
Media	5.33%
Retail	5.21%
Aerospace/Defense	4.62%
Food	4.41%
Pipelines	4.03%
Leisure Time	3.83%
Entertainment	3.33%
Diversified Finan Serv	2.44%
Real Estate	2.28%
Auto Manufacturers	2.27%
Commercial Services	2.08%
Apparel	2.01%
Healthcare-Services	1.90%
Electric	1.90%
Internet	1.56%
Environmental Control	1.54%
Semiconductors	1.49%
Pharmaceuticals	1.25%
Gas	1.22%
Software	1.15%
Lodging	1.09%
Other Industries (each less than 1%)	8.42%
Cash, Cash Equivalents, & Other Net Assets	2.82%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 4.25% 05/15/2035	2.35%
TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031	1.93%
U.S. Treasury Bond 4.75% 08/15/2055	1.52%
Caesars Entertainment, Inc. 1M US SOFR + 2.25% 02/06/2031	1.51%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.49%
Capital One NA 5.974% 08/09/2028	1.40%
Kohl's Corp. 10% 06/01/2030	1.35%
Foundry JV Holdco LLC 6.1% 01/25/2036	1.33%
Cushman & Wakefield US Borrower LLC 6.75% 05/15/2028	1.23%
AmeriGas Partners LP / AmeriGas Finance Corp. 9.38% 06/01/2028	1.12%
Total % of Top 10 Holdings	15.23%

ALPS | Smith Credit Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Credit Opportunities Fund - Class C
Class Name	ALPS | Smith Credit Opportunities Fund - Class C
Trading Symbol	SMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCCX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smcrx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$154	1.50%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Credit Opportunities Fund returned 5.12% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the blended benchmark of 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index, which returned 7.17%.

Top contributors to relative performance:

  Relative to the benchmark, the Fund's overweight position in corporate credit, specifically within investment grade, proved to be additive to performance for the fiscal year.

  Positive attribution was gained from an overweight position in preferreds, which more than offset the security selection headwind within the sector.

Top detractors from relative performance:

  Security selection within high yield detracted from performance, particularly an idiosyncratic position in Saks Global Enterprises that underperformed significantly due to restructuring of the company's capita structure.

  Yield curve positioning was a detractor to performance over the period, as the Fund's overweight position in the 30-year segment of the curve underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - C - NAV	5.12%	2.11%	2.00%
ALPS | Smith Credit Opportunities Fund - C - Maximum deferred sales charge##	4.12%	2.11%	2.00%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	7.17%	2.61%	2.45%
Bloomberg U.S. Aggregate Bond Index#	6.16%	-0.24%	-0.36%
Bloomberg U.S. Corporate HY Bond Index	8.16%	5.47%	5.28%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 113,036,192
Holdings Count | shares	299
Advisory Fees Paid, Amount	$ 880,455
Investment Company, Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$113,036,192
Number of Portfolio Holdings	299
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$880,455

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	68.23%
Government Bond	7.89%
Bank Loan	6.86%
Collateralized Mortgage Obligations	6.46%
Preferred Stock	4.00%
Commercial Mortgage-Backed Securities	1.78%
Mortgage-Backed Securities	1.57%
Common Stock	0.39%
Cash, Cash Equivalents, & Other Net Assets	2.82%
Top Ten Holdings**

U.S. Treasury Bond 4.25% 05/15/2035	2.35%
TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031	1.93%
U.S. Treasury Bond 4.75% 08/15/2055	1.52%
Caesars Entertainment, Inc. 1M US SOFR + 2.25% 02/06/2031	1.51%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.49%
Capital One NA 5.974% 08/09/2028	1.40%
Kohl's Corp. 10% 06/01/2030	1.35%
Foundry JV Holdco LLC 6.1% 01/25/2036	1.33%
Cushman & Wakefield US Borrower LLC 6.75% 05/15/2028	1.23%
AmeriGas Partners LP / AmeriGas Finance Corp. 9.38% 06/01/2028	1.12%
Total % of Top 10 Holdings	15.23%
Industry Allocation**

Mortgage Securities	9.81%
Oil&Gas	8.34%
Sovereign	8.31%
Banks	7.36%
Media	5.33%
Retail	5.21%
Aerospace/Defense	4.62%
Food	4.41%
Pipelines	4.03%
Leisure Time	3.83%
Entertainment	3.33%
Diversified Finan Serv	2.44%
Real Estate	2.28%
Auto Manufacturers	2.27%
Commercial Services	2.08%
Apparel	2.01%
Healthcare-Services	1.90%
Electric	1.90%
Internet	1.56%
Environmental Control	1.54%
Semiconductors	1.49%
Pharmaceuticals	1.25%
Gas	1.22%
Software	1.15%
Lodging	1.09%
Other Industries (each less than 1%)	8.42%
Cash, Cash Equivalents, & Other Net Assets	2.82%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 4.25% 05/15/2035	2.35%
TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031	1.93%
U.S. Treasury Bond 4.75% 08/15/2055	1.52%
Caesars Entertainment, Inc. 1M US SOFR + 2.25% 02/06/2031	1.51%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.49%
Capital One NA 5.974% 08/09/2028	1.40%
Kohl's Corp. 10% 06/01/2030	1.35%
Foundry JV Holdco LLC 6.1% 01/25/2036	1.33%
Cushman & Wakefield US Borrower LLC 6.75% 05/15/2028	1.23%
AmeriGas Partners LP / AmeriGas Finance Corp. 9.38% 06/01/2028	1.12%
Total % of Top 10 Holdings	15.23%

ALPS | Smith Credit Opportunities Fund - Class I
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Credit Opportunities Fund - Class I
Class Name	ALPS | Smith Credit Opportunities Fund - Class I
Trading Symbol	SMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCRX") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/mutual-funds/smcrx
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Credit Opportunities Fund returned 5.75% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the blended benchmark of 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index, which returned 7.17%.

Top contributors to relative performance:

  Relative to the benchmark, the Fund's overweight position in corporate credit, specifically within investment grade, proved to be additive to performance for the fiscal year.

  Positive attribution was gained from an overweight position in preferreds, which more than offset the security selection headwind within the sector.

Top detractors from relative performance:

  Security selection within high yield detracted from performance, particularly an idiosyncratic position in Saks Global Enterprises that underperformed significantly due to restructuring of the company's capita structure.

  Yield curve positioning was a detractor to performance over the period, as the Fund's overweight position in the 30-year segment of the curve underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - I - NAV	5.75%	3.05%	2.95%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	7.17%	2.61%	2.45%
Bloomberg U.S. Aggregate Bond Index#	6.16%	-0.24%	-0.36%
Bloomberg U.S. Corporate HY Bond Index	8.16%	5.47%	5.28%

Performance Inception Date	Sep. 15, 2020
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 113,036,192
Holdings Count | shares	299
Advisory Fees Paid, Amount	$ 880,455
Investment Company, Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$113,036,192
Number of Portfolio Holdings	299
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$880,455

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	68.23%
Government Bond	7.89%
Bank Loan	6.86%
Collateralized Mortgage Obligations	6.46%
Preferred Stock	4.00%
Commercial Mortgage-Backed Securities	1.78%
Mortgage-Backed Securities	1.57%
Common Stock	0.39%
Cash, Cash Equivalents, & Other Net Assets	2.82%
Top Ten Holdings**

U.S. Treasury Bond 4.25% 05/15/2035	2.35%
TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031	1.93%
U.S. Treasury Bond 4.75% 08/15/2055	1.52%
Caesars Entertainment, Inc. 1M US SOFR + 2.25% 02/06/2031	1.51%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.49%
Capital One NA 5.974% 08/09/2028	1.40%
Kohl's Corp. 10% 06/01/2030	1.35%
Foundry JV Holdco LLC 6.1% 01/25/2036	1.33%
Cushman & Wakefield US Borrower LLC 6.75% 05/15/2028	1.23%
AmeriGas Partners LP / AmeriGas Finance Corp. 9.38% 06/01/2028	1.12%
Total % of Top 10 Holdings	15.23%
Industry Allocation**

Mortgage Securities	9.81%
Oil&Gas	8.34%
Sovereign	8.31%
Banks	7.36%
Media	5.33%
Retail	5.21%
Aerospace/Defense	4.62%
Food	4.41%
Pipelines	4.03%
Leisure Time	3.83%
Entertainment	3.33%
Diversified Finan Serv	2.44%
Real Estate	2.28%
Auto Manufacturers	2.27%
Commercial Services	2.08%
Apparel	2.01%
Healthcare-Services	1.90%
Electric	1.90%
Internet	1.56%
Environmental Control	1.54%
Semiconductors	1.49%
Pharmaceuticals	1.25%
Gas	1.22%
Software	1.15%
Lodging	1.09%
Other Industries (each less than 1%)	8.42%
Cash, Cash Equivalents, & Other Net Assets	2.82%

**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Bond 4.25% 05/15/2035	2.35%
TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031	1.93%
U.S. Treasury Bond 4.75% 08/15/2055	1.52%
Caesars Entertainment, Inc. 1M US SOFR + 2.25% 02/06/2031	1.51%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.49%
Capital One NA 5.974% 08/09/2028	1.40%
Kohl's Corp. 10% 06/01/2030	1.35%
Foundry JV Holdco LLC 6.1% 01/25/2036	1.33%
Cushman & Wakefield US Borrower LLC 6.75% 05/15/2028	1.23%
AmeriGas Partners LP / AmeriGas Finance Corp. 9.38% 06/01/2028	1.12%
Total % of Top 10 Holdings	15.23%

ALPS | CoreCommodity Natural Resources ETF
Shareholder Report [Line Items]
Fund Name	ALPS | CoreCommodity Natural Resources ETF
Class Name	ALPS | CoreCommodity Natural Resources ETF
Trading Symbol	CCNR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ALPS | CoreCommodity Natural Resources ETF (the "Fund" or "CCNR") for the period of November 1, 2024 to October 31, 2025 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ccnr. You can also request this information by contacting us at 866-759-5679.
Additional Information Phone Number	866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/ccnr
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | CoreCommodity Natural Resources ETF	$45	0.39%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | CoreCommodity Natural Resources ETF (the "ETF") returned 29.72% at net asset value (NAV) for the 12 months ended October 31, 2024, through October 31, 2025. The ETF outperformed the Bloomberg Commodity Total Return Index (the "BCOM"), which returned 14.15% over the same period.

Top Contributors to relative performance:

  Within the base metals sector, the ETF's holdings outperformed the BCOM's base metals sector by approximately 29.7%, mainly as a result of outperformance from holdings in copper miners and diversified mining companies. Combined with an overweight to the sector, this was additive to relative performance.

  Within the energy sector, the ETF's holdings outperformed the BCOM's energy sector by approximately 13.3%, with investments across all industries contributing positively, particularly diversified renewable energy companies. An overweight to the sector was also additive to relative performance.

  Within the precious metals sector, the ETF's holdings outperformed the BCOM's precious metals sector by approximately 57.1%, with all industries posting strong performance. While the sector overall was a positive contributor to relative performance, an underweight to the sector was detrimental.

Top Detractors from relative performance:

  Within the agriculture sector, the ETF's holdings underperformed the BCOM's agriculture and livestock sector by roughly 0.9%, with pesticide producers and forestry companies being the worst performing industries. Despite an underweight, the sector was a detractor to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)
	1 Year	Since Inception (07/10/2024)
ALPS | CoreCommodity Natural Resources ETF - NAV	29.72%	21.01%
Bloomberg Commodity Total Return Index	14.15%	9.94%
Bloomberg US 1000 Total Return Index#	21.38%	17.80%

Performance Inception Date	Jul. 10, 2024
No Deduction of Taxes [Text Block]	The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 389,579,711
Holdings Count | shares	274
Advisory Fees Paid, Amount	$ 1,320,239
Investment Company, Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$389,579,711
Number of Portfolio Holdings	274
Portfolio Turnover Rate	137%
Total Advisory Fees Paid	$1,320,239

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Boliden AB	2.17%
Lundin Mining Corp.	1.78%
Hudbay Minerals, Inc.	1.60%
Shoals Technologies Group, Inc.	1.57%
Liberty Energy, Inc.	1.33%
Murphy Oil Corp.	1.31%
South32, Ltd.	1.31%
Inpex Corp.	1.30%
Southern Copper Corp.	1.22%
Sumitomo Forestry Co., Ltd.	1.21%
Total % of Top 10 Holdings	14.80%
Sector Allocation**

*	Less than 0.005%.
**	As a percentage of net assets.

Holdings are subject to change.

Largest Holdings [Text Block]
Top Ten Holdings**

Boliden AB	2.17%
Lundin Mining Corp.	1.78%
Hudbay Minerals, Inc.	1.60%
Shoals Technologies Group, Inc.	1.57%
Liberty Energy, Inc.	1.33%
Murphy Oil Corp.	1.31%
South32, Ltd.	1.31%
Inpex Corp.	1.30%
Southern Copper Corp.	1.22%
Sumitomo Forestry Co., Ltd.	1.21%
Total % of Top 10 Holdings	14.80%